UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Variable Insurance Diversified Stock Fund	September 30, 2017
(Unaudited)

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (98.6%):

Consumer Discretionary (17.8%):
Amazon.com, Inc.(a)	220	$211
Best Buy Co., Inc.	8,640	492
Burlington Stores, Inc.(a)	2,300	220
Comcast Corp., Class A	6,220	239
D.R. Horton, Inc.	13,785	550
LCI Industries	3,555	412
Lear Corp.	3,170	548
Lithia Motors, Inc.	4,385	528
Lowe’s Co., Inc.	4,490	359
Magna International, Inc., ADR	9,850	526
PulteGroup, Inc.	20,075	549
Ross Stores, Inc.	3,310	214
Royal Caribbean Cruises Ltd.	1,980	235
The Children’s Place, Inc.(b)	3,175	375
The Home Depot, Inc.	2,190	358
Thor Industries, Inc.	4,365	550
		6,366
Consumer Staples (4.0%):
Altria Group, Inc.	7,835	497
Costco Wholesale Corp.	2,585	425
Tyson Foods, Inc., Class A	1,650	116
Wal-Mart Stores, Inc.	5,125	400
		1,438
Energy (3.0%):
EOG Resources, Inc.	2,500	242
Exxon Mobil Corp.	7,465	612
Valero Energy Corp.	2,970	228
		1,082
Financials (20.9%):
Ameriprise Financial, Inc.	3,555	528
Bank of America Corp.	33,660	854
Berkshire Hathaway, Inc., Class B(a)	4,185	767
Citizens Financial Group, Inc.	13,465	510
Credit Acceptance Corp.(a)(b)	1,320	370
Essent Group Ltd.(a)	10,470	424
JPMorgan Chase & Co.	7,385	705
Morgan Stanley	7,250	349
Northern Trust Corp.	3,625	333
Primerica, Inc.	3,005	245
Raymond James Financial, Inc.	6,040	509
SVB Financial Group(a)	1,125	210
The Bank of New York Mellon Corp.	11,320	601
Western Alliance BanCorp(a)	9,625	511
Zions BanCorp	11,595	547
		7,463
Health Care (14.5%):
AbbVie, Inc.	2,055	183
Allergan PLC	1,490	305
Baxter International, Inc.	5,635	354
Bristol-Myers Squibb Co.	7,305	466
Celgene Corp.(a)	5,220	761
Centene Corp.(a)	5,790	560
Gilead Sciences, Inc.	5,060	410
ICON PLC(a)	4,135	471
Johnson & Johnson	4,495	583
Medtronic PLC	3,895	303
UnitedHealth Group, Inc.	4,010	786
		5,182
Industrials (10.7%):
Alaska Air Group, Inc.	5,565	424
FedEx Corp.	1,610	363
Insperity, Inc.	2,300	202
ManpowerGroup, Inc.	4,165	491
Masco Corp.	12,970	506
Old Dominion Freight Line, Inc.	2,085	230
Patrick Industries, Inc.(a)	4,650	391
SkyWest, Inc.	5,755	253
United Rentals, Inc.(a)	3,870	537
Universal Forest Products, Inc.	4,550	447

Security Description	Shares	Value
		$3,844
Information Technology (24.3%):
Alphabet, Inc., Class C(a)	942	903
Apple, Inc.	10,860	1,674
Broadcom Ltd.	1,925	467
Entegris, Inc.(a)	8,110	234
Facebook, Inc., Class A(a)	5,435	929
Intel Corp.	9,360	356
Microsoft Corp.	14,115	1,051
MKS Instruments, Inc.	2,890	273
Oracle Corp.	6,960	337
Skyworks Solutions, Inc.	4,410	449
SYNNEX Corp.	3,815	483
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,370	239
Tech Data Corp.(a)	2,480	220
Texas Instruments, Inc.	7,090	635
YY, Inc., ADR(a)	4,525	393
		8,643
Materials (2.8%):
Avery Dennison Corp.	5,515	542
Berry Global Group, Inc.(a)	8,395	476
		1,018
Real Estate (0.6%):
American Tower Corp.	1,680	230
Total Common Stocks (Cost $30,725)		35,266

Exchange-Traded Funds (0.7%):
SPDR S&P 500 ETF Trust, 1.84%	975	245
Total Exchange-Traded Fund (Cost $239)		245

Collateral for Securities Loaned (2.1%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	657,526	658
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	81,644	82
Total Collateral for Securities Loaned (Cost $740)		740
Total Investments (Cost $31,704) - 101.4%		36,251
Other assets in excess of liabilities - (1.4%)		(485)
NET ASSETS - 100.0%		$35,766

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR - American Depositary Receipt

PLC - Public Liability Company

See notes to schedule of investments.

Notes to Schedules of Investments
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of nine funds. The accompanying Schedule of Portfolio Investments is that of the Diversified Stock Fund (the “Fund”).

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the period ended September 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Common Stocks	$35,266	$—	$35,266
Exchange-Traded Funds	245	—	245
Collateral for Securities Loaned	740	—	740
Total	$36,251	$—	$36,251

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

There were no transfers between Level 1 and Level 2 as of September 30, 2017.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End and & Closed-End Funds:

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A (“Citibank” or the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2017:

Gross Amount of Recognized Assets (Value of Securities on Loan)(000)	Value of Cash Collateral Received (000)	Net Amount (000)
$727	$740	$13

2. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s shares.  An investment in the Fund’s shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

3. Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN, also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the Regulation S-X amendments was August 1, 2017 and compliance should be based on the reporting period-end date. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date. Management is currently evaluating the impact of the amendments on the Fund’s financial statements. The adoption is expected to have no effect on the Fund’s net assets or results of operations.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	September 30, 2017
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.5%)
Consumer Discretionary (1.1%):
Av Homes, Inc.(a)	12,000	$205,800
Hanesbrands, Inc.	8,900	219,296
		425,096
Energy (1.4%):
Kinder Morgan, Inc.	8,500	163,030
Phillips 66	2,400	219,864
Sanchez Energy Corp.(a)	26,000	125,320
		508,214
Total Common Stocks (Cost $1,026,459)		933,310

Senior Secured Loans (17.6%)
Alphabet Holding Co., Inc., 2nd Lien Term Loan , 8/15/25(b)(c)	$550,000	541,750
Bass Pro Group LLC, Term Loan B , 6.30% (US LIBOR), 11/16/23, Callable 11/4/17 @ 101(b)	750,000	705,623
Caesars Entertainment Resort Properties LLC, Term Loan B , 4.74% (US LIBOR ), 10/11/20, Callable 11/4/17 @ 101(b)	492,347	492,962
DigitalGlobe, Inc., 1st Lien Term Loan B , 3.98% (US LIBOR), 1/15/24, Callable 11/4/17 @ 100(b)	497,500	497,087
DTI Holdco, Inc., 2016 Term Loan B , 6.56% (US LIBOR), 9/30/23, Callable 11/4/17 @ 100(b)	595,500	570,191
Golden Nugget, Inc., 1st Lien Term Loan , 8.75%, 10/4/23(b)(c)	500,000	502,500
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan , 10.05% (US LIBOR), 7/1/24, Callable 11/4/17 @ 101(b)	400,000	394,000
PAREXEL International Corp., 1st Lien Term Loan B , 8/11/24(b)(c)	500,000	503,440
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.24% (US LIBOR), 2/5/23, Callable 11/4/17 @ 100(b)	664,983	667,377
Toys R US - Delaware, Inc., 1st Lien Term DIP Loan , 1/29/19(b)(c)	500,000	503,125
TransDigm, Inc., 1st Lien Term Loan G , 4.26% (US LIBOR ), 8/16/24, Callable 11/4/17 @ 101(b)	650,000	650,735
Windstream Services LLC, 1st Lien Term Loan B6 , 7.75%, 10/1/21, Callable 11/6/17 @ 102.58(c)	250,000	182,943
Windstream Services LLC, 1st Lien Term Loan B6 , 5.24% (US LIBOR), 3/30/21, Callable 11/4/17 @ 100(b)	500,000	445,000
Total Senior Secured Loans (Cost $6,688,788)		6,656,733

Corporate Bonds (75.8%)
Consumer Discretionary (18.8%):
AMC Entertainment Holdings, Inc., 5.88%, 2/15/22, Callable 11/6/17 @ 104.41	500,000	504,770
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	175,000	179,356
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	500,000	544,605
Cablevision Systems Corp., 5.88%, 9/15/22	500,000	517,910
Century Communities, Inc., 5.88%, 7/15/25, Callable 7/15/20 @ 104.41 (d)	500,000	502,445
Chester Downs & Marina LLC, 9.25%, 2/1/20, Callable 11/6/17 @ 102.31 (d)	500,000	508,925

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/15/20 @ 102.63 (c)(d)	$330,000	$330,825
Dayco Products LLC, 6.32% (US LIBOR), 5/19/24, Callable 11/4/17 @ 101 (b)	498,750	499,997
Guitar Center, Inc., 6.50%, 4/15/19, Callable 11/6/17 @ 101.63 (d)	500,000	453,285
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 6.13%, 8/15/23, Callable 8/15/18 @ 103.06 (d)	400,000	416,876
PetSmart, Inc., 4.24% (US LIBOR), 3/10/22, Callable 11/4/17 @ 100 (b)	498,724	420,589
Scientific Games International, Inc., 6.63%, 5/15/21, Callable 11/6/17 @ 104.97	600,000	617,159
Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5 (d)	500,000	501,435
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18 @ 102.94	600,000	625,668
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	520,416
		7,144,261
Consumer Staples (7.8%):
BJ’s Wholesale Club, Inc., 8.73% (US LIBOR), 1/27/25, Callable 11/4/17 @ 102 (b)	775,000	738,963
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13	500,000	520,880
Dean Foods Co., 6.50%, 3/15/23, Callable 3/15/18 @ 104.88 (d)(e)	500,000	507,085
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (d)	500,000	540,930
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (d)(e)	300,000	291,765
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22, Callable 6/15/18 @ 106 (d)	500,000	333,225
		2,932,848
Energy (17.4%):
Calumet Specialty Products Partners LP
6.50%, 4/15/21, Callable 11/6/17 @ 103.25 (e)	600,000	587,004
7.63%, 1/15/22, Callable 1/15/18 @ 103.81 (e)	750,000	737,280
Chesapeake Energy Corp., 8.81% (US LIBOR), 8/23/21, Callable 8/23/18 @ 104.25 (b)	600,000	645,936
CITGO Petroleum Corp., 6.25%, 8/15/22, Callable 11/6/17 @ 104.69 (d)(e)	750,000	768,667
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100	500,000	453,790
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	818,000	610,433
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100	750,000	540,938
Noble Holding International Ltd., 6.20%, 8/1/40	800,000	554,000
Rowan Companies, Inc., 4.88%, 6/1/22, Callable 3/1/22 @ 100	700,000	655,767
Transocean, Inc., 6.80%, 3/15/38	800,000	653,960
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100 (f)	420,000	411,726
		6,619,501
Financials (1.4%):
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (d)	550,000	528,781

Health Care (9.2%):
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (c)(d)	500,000	511,165
Kindred Healthcare, Inc., 8.00%, 1/15/20 (e)	500,000	491,635
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 11/6/17 @ 103.31 (d)(e)	500,000	490,315
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23, Callable 5/1/19 @ 106.19 (d)	320,000	336,691
Tenet Healthcare Corp., 8.13%, 4/1/22	600,000	609,389
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (e)	500,000	441,565

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (d)	$500,000	$574,925
		3,455,685
Industrials (12.8%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/15/18 @ 105.53 (d)(e)	500,000	458,390
Apex Tool Group LLC, 7.00%, 2/1/21, Callable 11/6/17 @ 103.5 (d)(e)	500,000	463,220
Builders FirstSource, Inc., 10.75%, 8/15/23, Callable 8/15/18 @ 108.06 (d)	500,000	571,085
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	500,000	492,115
Hertz Corp. (The), 7.63%, 6/1/22, Callable 6/1/19 @ 103.81 (d)	500,000	514,970
KAR Auction Services, Inc., 5.13%, 6/1/25, Callable 6/1/20 @ 103.84 (d)	500,000	520,000
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	400,000	459,872
Navistar International Corp., 8.25%, 11/1/21, Callable 11/6/17 @ 100	500,000	501,785
Triumph Group, Inc., 4.88%, 4/1/21, Callable 11/6/17 @ 102.44	500,000	493,355
XPO Logistics, Inc., 6.13%, 9/1/23, Callable 9/1/19 @ 103.06 (d)	330,000	344,840
		4,819,632
Information Technology (1.4%):
Hughes Satellite Systems Corp., 6.63%, 8/1/26	500,000	535,875

Telecommunication Services (5.8%):
Frontier Communications Corp., 4.99%, 6/1/24 (b)	250,000	237,033
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104	600,000	644,442
Sprint Corp., 7.13%, 6/15/24	700,000	787,136
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66	500,000	563,440
		2,232,051
Utilities (1.2%):
GenOn Escrow Corp., 9.50%, 10/15/18 (g)	600,000	438,750
Total Corporate Bonds (Cost $28,315,202)		28,707,384

Collateral for Securities Loaned (1.0%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(h)	347,697	347,697
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(h)	43,173	43,173
Total Collateral for Securities Loaned (Cost $390,870)		390,870
Total Investments (Cost $36,421,319) — 96.9%		36,688,297
Other assets in excess of liabilities — 3.1%		1,156,646
NET ASSETS - 100.00%		$37,844,943

(a)                   Non-income producing security.

(b)                   Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(c)                    Security purchased on a when-issued basis.

(d)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $10,469,845 and amounted to 27.7% of net assets.

(e)                    All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(f)                     All or a portion of this security is on loan.

(g)                    Defaulted security.

(h)                   Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

See notes to schedule of investments.

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Liability Company

US LIBOR—US Dollar London InterBank Offering Rate

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	September 30, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (6.6%)
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 2/18/21 @ 100(a)	$3,560,000	$3,569,259
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(a)(b)	4,000,000	4,008,199
CarMax Auto Owner Trust , Series 2017-3, Class A4, 2.22%, 11/15/22, Callable 5/15/21 @ 100	3,100,000	3,091,248
CarMax Auto Owner Trust , Series 15-3, Class B, 2.28%, 4/15/21, Callable 9/15/19 @ 100	3,225,000	3,248,224
Drive Auto Receivables Trust , Series 17-BA, Class B, 2.20%, 5/15/20, Callable 12/15/19 @ 100(b)	2,640,000	2,642,710
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 11/15/21 @ 100	2,685,000	2,688,243
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 8/15/20 @ 100(b)	3,180,000	3,184,337
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 6/15/22 @ 100(b)	1,880,000	1,880,501
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)	4,301,205	4,351,819
Popular ABS Mortgage Pass-Through Trust , Series 2005-2, Class AV1B, 1.50% (US0001M+26bps), 4/25/35, Callable 8/25/19 @ 100(c)	911,784	898,982
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 5/15/20 @ 100	4,123,000	4,125,107
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.42%, 3/15/22, Callable 10/15/21 @ 100	3,495,000	3,484,280
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 11/15/19 @ 100(a)	7,365,000	7,395,520
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	4,165,000	4,165,156
Total Asset Backed Securities (Cost $48,598,877)		48,733,585

Collateralized Mortgage Obligations (3.1%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.51%, 2/10/51(a)(c)	374,379	376,071
Commercial Mortgage Trust , Series 2012-CR4, Class B, 3.70%, 10/15/45(b)	4,580,000	4,637,562
DBUBS Mortgage Trust , Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)(b)	4,500,000	4,807,299
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.84%, 1/10/45(b)(c)	3,250,000	3,570,602
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45(a)(c)	44,285	44,285
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46(a)	6,000,000	6,060,707
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,490,727
Total Collateralized Mortgage Obligations (Cost $23,895,910)		22,987,253

See notes to schedule of investments.

Security Description	Principal Amount	Value
Residential Mortgage Backed Securities (1.7%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 5.04%, 4/25/33, Callable 10/25/17 @ 100(c)	$171,458	$171,458
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.51%, 10/25/33, Callable 10/25/17 @ 100(a)(c)	1,698,108	1,698,108
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 10/25/17 @ 100	184,400	184,400
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 2.56% (US0001M+132bps), 10/25/32, Callable 10/25/17 @ 100(c)	1,289,046	1,296,668
GSR Mortgage Loan Trust , Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 10/25/17 @ 100	482,896	482,896
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 12/25/37 @ 100(a)(b)(c)	2,073,299	2,120,272
JPMorgan Mortgage Trust , Series 2005-A3, Class 11A2, 3.58%, 6/25/35, Callable 7/25/18 @ 100(a)(c)	2,146,433	2,167,490
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(a)	229,747	232,462
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 3A1, 3.44%, 11/21/34, Callable 4/21/19 @ 100(c)	1,294,557	1,290,253
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 10/25/17 @ 100(a)	61,124	61,124
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/17 @ 100(a)	175,711	175,711
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/17 @ 100(a)(c)	4,374	4,374
Structured Asset Securities Corp. , Series 2004-20, Class 7A1, 5.25%, 11/25/34, Callable 10/25/17 @ 100(a)	576,106	576,106
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 10/25/17 @ 100(a)	83,678	83,678
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.07%, 11/25/34, Callable 10/25/17 @ 100(a)(c)	1,703,204	1,703,204
Wells Fargo Mortgage Backed Securities Trust , Series 2004-6, Class A4, 5.50%, 6/25/34, Callable 10/25/17 @ 100	549,106	549,106
Total Residential Mortgage Backed Securities (Cost $12,805,464)		12,797,310

Corporate Bonds (45.8%)
Consumer Discretionary (4.6%):
21st Century Fox America, Inc., 6.15%, 2/15/41	1,858,000	2,331,957
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	2,318,000	2,051,963
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	2,885,000	3,135,389
BorgWarner, Inc., 4.63%, 9/15/20 (a)	1,500,000	1,595,250
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	2,110,000	2,178,111
D.R. Horton, Inc., 5.75%, 8/15/23, Callable 5/15/23 @ 100	2,035,000	2,316,298
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	1,450,000	1,476,303
Dish DBS Corp., 5.00%, 3/15/23	1,480,000	1,514,810
Hasbro, Inc.
3.50%, 9/15/27, Callable 6/15/27 @ 100	775,000	767,746
6.35%, 3/15/40	3,655,000	4,448,537
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	2,595,000	2,584,023
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	4,787,000	4,999,686

See notes to schedule of investments.

Security Description	Principal Amount	Value
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	$2,475,000	$2,382,039
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (b)	1,633,000	1,684,211
		33,466,323
Consumer Staples (4.8%):
Altria Group, Inc., 4.25%, 8/9/42	775,000	797,514
Church & Dwight Co., Inc., 2.88%, 10/1/22	1,865,000	1,881,337
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100	5,760,000	5,740,877
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	4,890,000	5,188,094
3.00%, 11/15/20	3,000,000	3,078,390
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	2,091,000	2,305,286
Reynolds American, Inc.
4.85%, 9/15/23	4,680,000	5,154,224
5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,150,143
The Kraft Heinz Co., 2.00%, 7/2/18	4,500,000	4,509,585
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	1,428,000	1,447,621
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (b)	2,455,000	2,541,367
		34,794,438
Energy (2.8%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	2,667,000	2,720,127
Canadian National Resources, 3.85%, 6/1/27, Callable 3/1/27 @ 100	2,650,000	2,675,228
Dolphin Energy Ltd., 5.89%, 6/15/19	600,200	621,399
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	2,345,000	2,396,613
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,540,394
5.85%, 12/15/45, Callable 6/15/45 @ 100	1,695,000	1,872,246
Valero Energy Corp.
3.40%, 9/15/26, Callable 6/15/26 @ 100	1,840,000	1,820,183
6.63%, 6/15/37	2,750,000	3,430,543
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	3,675,000	3,853,715
		20,930,448
Financials (14.3%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,412,834
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,735,937
Bank of America Corp.
2.00%, 1/11/18	3,000,000	3,003,390
2.33%, 10/1/21, Callable 10/1/20 @ 100 (c)	1,875,000	1,872,656
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,464,230
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,609,676
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	1,095,000	1,101,756
4.20%, 10/29/25, Callable 9/29/25 @ 100	3,845,000	3,948,931
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,636,354
Citigroup, Inc.
4.50%, 1/14/22 (a)	2,980,000	3,205,199
4.13%, 7/25/28	1,250,000	1,285,650
Credit Suisse AG (New York) Branch, 5.30%, 8/13/19	2,200,000	2,331,120
Daimler Finance North America LLC, 1.77%(US0003M+45bps), 5/18/18 (b)(c)	5,000,000	5,009,200
General Motors Financial Co., Inc., 3.25%, 5/15/18 (a)	3,500,000	3,530,065
HSBC Holdings PLC, 5.10%, 4/5/21 (a)	5,000,000	5,434,350
JPMorgan Chase & Co.
6.30%, 4/23/19	3,000,000	3,200,610
3.38%, 5/1/23 (a)	6,700,000	6,841,974

See notes to schedule of investments.

Security Description	Principal Amount	Value
5.60%, 7/15/41	$1,710,000	$2,131,908
5.40%, 1/6/42	1,624,000	1,983,375
KeyBank NA, 2.25%, 3/16/20	6,523,000	6,553,724
KeyCorp, 2.90%, 9/15/20, MTN	2,485,000	2,537,632
Morgan Stanley
3.75%, 2/25/23 (a)	3,000,000	3,130,590
3.13%, 7/27/26, MTN	2,750,000	2,697,750
PNC Financial Services Group, Inc., 1.80%, 11/5/18, Callable 10/6/18 @ 100	5,000,000	5,001,450
Regions Bank, 7.50%, 5/15/18 (a)	4,000,000	4,134,280
Skandinaviska Enskilda Banken AB, 1.75%, 3/19/18	5,250,000	5,254,515
SVB Financial Group
5.38%, 9/15/20	1,568,000	1,701,060
3.50%, 1/29/25	961,000	961,961
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,502,363
5.75%, 1/24/22 (a)	2,750,000	3,081,953
UBS Group Funding Switzerland AG, 2.95%, 9/24/20	3,750,000	3,808,800
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100	1,910,000	1,930,934
Wells Fargo & Co., 4.90%, 11/17/45 (a)	1,850,000	2,059,679
		106,095,906
Health Care (4.4%):
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	2,755,000	2,661,137
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	1,938,296
Biogen, Inc., 2.90%, 9/15/20	5,095,000	5,216,771
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)	650,000	696,891
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	2,249,000	2,251,676
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	2,641,000	2,728,813
Express Scripts Holding, 2.25%, 6/15/19	3,102,000	3,114,253
Express Scripts Holding Co., 4.80%, 7/15/46, Callable 1/15/46 @ 100	1,375,000	1,454,723
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	6,150,000	6,654,546
HCA Holdings, Inc., 6.25%, 2/15/21	2,220,000	2,400,641
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	2,080,000	2,176,013
		31,293,760
Industrials (2.7%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	2,900,000	2,968,295
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	759,041
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	1,085,000	1,111,865
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	2,080,000	2,104,918
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	3,165,000	3,304,766
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,603,771
Lockheed Martin Corp., 1.85%, 11/23/18	5,000,000	5,004,000
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,602,948
		19,459,604
Information Technology (3.2%):
Activision Blizzard, Inc.
2.30%, 9/15/21, Callable 8/15/21 @ 100	2,615,000	2,599,650
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (b)	3,841,000	4,116,054
4.50%, 6/15/47, Callable 12/15/46 @ 100	1,080,000	1,094,364
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	863,000	977,563
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	813,000	847,609
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (b)	2,404,000	2,459,460
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100	5,767,000	6,006,734

See notes to schedule of investments.

Security Description	Principal Amount	Value
Juniper Networks, Inc., 5.95%, 3/15/41	$1,345,000	$1,493,125
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	1,230,000	1,221,882
VMware, Inc.
2.30%, 8/21/20	970,000	972,629
2.95%, 8/21/22, Callable 7/21/22 @ 100	2,549,000	2,563,912
		24,352,982
Materials (2.0%):
Ecolab, Inc., 2.00%, 1/14/19	1,160,000	1,163,689
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	1,800,000	1,867,032
Newcrest Finance Pty Ltd., 5.75%, 11/15/41	1,720,000	1,921,361
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	1,335,000	1,555,996
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	723,000	859,032
Rock-Tenn Co., 4.90%, 3/1/22	3,200,000	3,481,216
Vale Overseas Ltd., 6.25%, 8/10/26	2,340,000	2,659,340
		13,507,666
Real Estate (2.2%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	1,590,000	1,551,331
Crown Castle Towers LLC, 6.11%, 1/15/40, Callable 7/15/19 @ 100 (a)(b)	5,800,000	6,172,592
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	2,145,000	2,135,519
SBA Tower Trust
2.24%, 4/15/43, Callable 11/6/17 @ 100 (b)	1,050,000	1,050,473
3.16%, 10/15/45, Callable 10/15/19 @ 100 (b)	3,000,000	3,029,430
Welltower, Inc., 4.50%, 1/15/24, Callable 10/15/23 @ 100	1,861,000	1,998,881
		15,938,226
Telecommunication Services (1.8%):
AT&T, Inc.
2.30%, 3/11/19 (a)	9,000,000	9,045,450
6.30%, 1/15/38 (a)	3,810,000	4,485,932
		13,531,382
Utilities (3.0%):
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,514,421
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	3,527,000	3,712,485
Iberdrola International BV
6.75%, 9/15/33	373,000	451,546
6.75%, 7/15/36	783,000	1,022,426
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	813,054
Oklahoma G&e Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,784,393
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,310,990
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	2,675,000	2,807,760
South Carolina Electric & Gas Co., 4.60%, 6/15/43, Callable 12/15/42 @ 100	2,355,000	2,544,578
Southern Power Co., 1.85%, 12/1/17	5,000,000	5,000,800
		21,962,453
Total Corporate Bonds (Cost $331,467,255)		335,333,188

See notes to schedule of investments.

Security Description	Principal Amount	Value
Government National Mortgage Association (0.0%)(d)
Multi-family (0.0%):
Collateralized Mortgage Obligations (0.0%):
Government National Mortgage Association
6.00%, 12/15/33	$40,280	$45,524
Total Government National Mortgage Association (Cost $41,363)		45,524

U.S. Government Mortgage Backed Agencies (26.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23	126,693	132,938
5.00%, 7/1/39 (a)	2,374,419	2,602,205
5.50%, 9/15/35 (a)	96,540	96,740
7.00%, 9/1/38 (a)	91,394	106,241
4.00%, 1/1/41 (a)	2,311,641	2,447,540
4.50%, 1/1/41 - 5/1/47	4,003,732	4,306,537
4.50%, 7/1/44 (a)	17,146,503	18,468,461
3.50%, 8/1/47	21,425,515	22,109,525
		50,270,187
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2, 3.43% (US0001M+220bps), 2/25/24 (a)	4,096,769	4,228,327
Federal National Mortgage Association
6.00%, 8/1/21	74,845	78,914
6.00%, 2/1/37 (a)	3,358,941	3,753,535
5.00%, 4/1/23 - 12/1/39	1,925,705	2,110,513
7.50%, 12/1/29	58,113	67,367
8.00%, 1/1/30 - 9/1/30	30,844	36,154
7.00%, 2/1/32 - 6/1/32	51,114	59,081
3.26% (US0012M+166bps), 12/1/36 (a)	169,970	177,362
5.50%, 1/1/38 (a)	70,703	78,586
5.50%, 2/1/38 - 2/1/39	1,166,423	1,295,267
4.50%, 12/1/38	802,178	866,390
4.50%, 6/1/40 (a)	2,711,598	2,920,971
4.00%, 9/1/40 - 3/1/46	14,648,478	15,446,225
4.00%, 11/1/43 - 3/1/46 (a)	22,645,188	24,004,709
3.00%, 8/1/46 (a)	25,398,211	25,506,493
3.00%, 2/1/47	17,477,078	17,592,783
3.44% (US0012M+169bps), 8/1/46 (a)	155,849	161,531
3.50%, 8/1/46 (a)	30,571,742	31,539,614
3.50%, 9/1/47	10,655,000	10,999,619
		136,695,114
Government National Mortgage Association
6.00%, 10/15/32	121,077	135,726
Total U.S. Government Mortgage Backed Agencies (Cost $193,210,647)		191,329,354

U.S. Treasury Obligations (13.8%)
U.S. Treasury Bills
0.90%, 11/9/17 (a)(e)	11,515,000	11,503,473
1.05%, 2/8/18 (e)	24,695,000	24,600,758
U.S. Treasury Bonds
5.38%, 2/15/31	1,331,000	1,783,361
2.88%, 5/15/43 (a)	12,775,000	12,882,576
3.63%, 2/15/44 (a)	11,556,000	13,285,590

See notes to schedule of investments.

Security Description	Principal Amount	Value
3.00%, 11/15/45 (a)	$8,681,000	$8,936,179
U.S. Treasury Notes
1.63%, 8/31/19 (a)	3,871,000	3,882,531
1.75%, 5/31/22	8,777,000	8,719,766
2.00%, 8/15/25	16,142,000	15,866,413
Total U.S. Treasury Obligations (Cost $100,599,179)		101,460,647
Total Investments (Cost $710,618,695) — 97.1%		712,686,861
Other assets in excess of liabilities — 2.9%		21,214,149
NET ASSETS - 100.00%		$733,901,010

(a)                   All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $59,648,127 and amounted to 8.1% of net assets.

(c)                    Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(d)                   Amount represents less than 0.05% of net assets.

(e)                    Rate represents the effective yield at September 30, 2017.

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Company

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0012M—12 Month US Dollar LIBOR

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
10-Year U.S. Treasury Note Future	380	12/19/17	$47,618,750	$(342,100)
2-Year U.S. Treasury Note Future	244	12/29/17	52,631,563	(103,770)
30-Year U.S. Treasury Bond Future	14	12/19/17	2,139,375	(12,828)
5-Year U.S. Treasury Note Future	98	12/29/17	11,515,000	(64,980)
				$(523,678)

See notes to schedule of investments.

The table below presents centrally cleared credit default swap contracts as of September 30, 2017:

Protection Sold(a)

Description	Counterparty	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 28	Goldman Sachs	6/20/22	Quarterly	3.12%	$50,000,000	$3,865,204	$3,809,500	$55,704
CDX North America Investment Grade 5 Year; Series 28	Goldman Sachs	6/20/22	Quarterly	0.53	8,000,000	169,588	156,389	13,199
						$4,034,792	$3,965,889	$68,903

(a)                   When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                   Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                    The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index and the CDX North America Investment Grade 5 Year.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	September 30, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (13.2%)
Ally Auto Receivables Trust , Series 14-2, Class B, 2.10%, 3/16/20, Callable 5/15/18 @ 100	$1,000,000	$1,003,880
American Express Credit Account Master Trust , Series 13-1, Class A, 1.65% (LIBOR01M+42bps), 2/16/21(a)(b)	1,800,000	1,805,455
American Express Credit Account Master Trust , Series 2014-1, Class B, 1.73% (LIBOR01M+50bps), 12/15/21(a)(b)	2,100,000	2,103,614
AmeriCredit Automobile Receivables Trust , Series 15-3, Class D, 3.34%, 8/8/21, Callable 10/8/19 @ 100(b)	1,675,000	1,698,745
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 2/18/21 @ 100(b)	1,385,000	1,388,602
AmeriCredit Automobile Receivables Trust , Series 16-3, Class C, 2.24%, 4/8/22, Callable 7/8/20 @ 100(b)	1,635,000	1,608,720
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(b)(c)	1,250,000	1,252,562
Avis Budget Rental Car Funding (AESOP) LLC , Series 13-1A, Class A, 1.92%, 9/20/19(b)(c)	2,700,000	2,698,538
CarMax Auto Owner Trust , Series 15-2, Class A3, 1.37%, 3/16/20, Callable 6/15/19 @ 100	1,244,224	1,242,896
Chase Issuance Trust , Series 15-A7, Class A7, 1.62%, 7/15/20	2,000,000	2,000,984
Chrysler Capital Auto Receivables Trust , Series 16-BA, Class B, 2.22%, 5/16/22, Callable 10/15/20 @ 100(c)	1,700,000	1,691,587
CNH Equipment Trust , Series 14-B, Class A4, 1.61%, 5/17/21, Callable 6/15/18 @ 100(b)	976,395	976,260
Drive Auto Receivables Trust , Series 17-AA, Class C, 2.98%, 1/18/22, Callable 4/15/20 @ 100(c)	885,000	893,948
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 11/15/21 @ 100	1,035,000	1,036,250
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 8/15/20 @ 100(c)	1,235,000	1,236,684
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 6/15/22 @ 100(c)	740,000	740,197
First Investors Auto Owner Trust , Series 15-2A, Class A2, 1.59%, 12/16/19, Callable 8/15/19 @ 100(c)	28,302	28,299
GM Financing Automobile Leasing Trust , Series 16-3, Class B, 1.97%, 5/20/20, Callable 6/20/19 @ 100	2,000,000	1,992,420
Mercedes-Benz Auto Lease Trust , Series 16-A, Class A3, 1.52%, 3/15/19, Callable 6/15/18 @ 100	1,100,000	1,100,251
Nissan Auto Receivables Owner Trust , Series 15-B, Class A3, 1.34%, 3/16/20, Callable 10/15/19 @ 100	1,632,670	1,630,216
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 5/15/20 @ 100	1,600,000	1,600,818
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.42%, 3/15/22, Callable 10/15/21 @ 100	1,375,000	1,370,783
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 11/15/19 @ 100(b)	2,770,000	2,781,479
Synchrony Credit Card Master Note Trust , Series 16-1, Class A, 2.04%, 3/15/22	1,150,000	1,153,971
Toyota Auto Receivables Owner Trust , Series 16-A, Class A3, 1.25%, 3/16/20, Callable 10/15/19 @ 100	1,600,000	1,596,223

See notes to schedule of investments.

Security Description	Principal Amount	Value
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	$1,610,000	$1,610,060
Total Asset Backed Securities (Cost $38,269,856)		38,243,442

Collateralized Mortgage Obligations (6.7%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.51%, 2/10/51(a)(b)	436,775	438,749
BX Trust , Series 2017-APPL, Class A, 2.11% (LIBOR01M+88bps), 7/15/34(a)(c)	3,500,000	3,502,177
BX Trust , Series 2017-SLCT, Class B, 2.43% (LIBOR01M+120bps), 7/15/34(a)(c)	3,500,000	3,498,871
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47(b)	2,200,000	2,227,956
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 2/15/20 @ 100(c)	2,500,000	2,508,950
Great Wolf Trust , Series 2017-WOLF, Class A, 2.09% (LIBOR01M+85bps), 9/15/34(a)(c)	2,000,000	1,999,220
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,759,970	1,777,652
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45	436,596	440,653
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46(b)	1,473,531	1,488,378
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 6.14%, 4/17/45(a)(b)	11,409	11,409
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46(b)	1,500,000	1,515,177
Morgan Stanley BAML Trust , Series 2013-C8, Class A2, 1.69%, 12/15/48(b)	56,668	56,611
Total Collateralized Mortgage Obligations (Cost $19,649,202)		19,465,803

Residential Mortgage Backed Securities (6.8%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 5.04%, 4/25/33, Callable 10/25/17 @ 100(a)	15,722	15,722
Bank of America Mortgage Securities, Inc. , Series 03-J, Class 2A2, 3.45%, 11/25/33, Callable 10/25/17 @ 100(a)(b)	341,705	341,705
Bear Stearns Alt-A Trust , Series 04-6, Class 1A, 1.88% (US0001M+64bps), 7/25/34, Callable 10/25/17 @ 100(a)(b)	270,583	268,744
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.51%, 10/25/33, Callable 10/25/17 @ 100(a)(b)	719,629	719,629
Chase Mortgage Finance Corp. , Series 07-A1, Class 2A1, 3.68%, 2/25/37, Callable 10/25/22 @ 100(a)(b)	106,755	107,871
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 10/25/17 @ 100	11,009	11,009
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-AR7, Class 4A1, 3.42%, 11/25/34, Callable 10/25/17 @ 100(a)(b)	605,442	605,442
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-5, Class 5A1, 5.00%, 8/25/19, Callable 1/25/19 @ 100	35,011	34,875

See notes to schedule of investments.

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 10/25/17 @ 100(b)	$583	$583
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-23, Class 2A8, 4.50%, 10/25/18(b)	8,087	8,228
GSR Mortgage Loan Trust , Series 05-AR6, Class 1A1, 3.30%, 9/25/35, Callable 10/25/17 @ 100(a)(b)	384,190	384,190
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 12/25/37 @ 100(a)(b)(c)	829,320	848,109
JPMorgan Mortgage Trust , Series 16-3, Class 1A3, 3.50%, 10/25/46, Callable 8/25/27 @ 100(a)(b)(c)	1,644,735	1,683,026
JPMorgan Mortgage Trust , Series 17-1, Class A5, 3.50%, 1/25/47, Callable 10/25/38 @ 100(a)(b)(c)	1,145,433	1,172,106
JPMorgan Mortgage Trust , Series 17-3, Class 2A2, 2.50%, 8/25/47, Callable 7/25/29 @ 100(a)(c)	2,951,499	2,940,201
JPMorgan Mortgage Trust , Series 14-5, Class A11, 3.00%, 10/25/29, Callable 9/25/25 @ 100(a)(b)(c)	2,615,905	2,632,647
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(b)	15,085	15,263
JPMorgan Mortgage Trust , Series 04-S1, Class 1A7, 5.00%, 9/25/34, Callable 10/25/17 @ 100(b)	6,769	6,736
JPMorgan Mortgage Trust , Series 05-A1, Class 3A1, 3.62%, 2/25/35, Callable 10/25/17 @ 100(a)(b)	145,554	147,025
JPMorgan Mortgage Trust , Series 06-A2, Class 5A1, 3.32%, 11/25/33, Callable 8/25/25 @ 100(a)(b)	150,681	150,994
Madison Park Funding Ltd. , Series 2017-26A, Class AR, 2.52% (US0003M+120bps), 7/29/30(a)(c)	3,500,000	3,499,982
Morgan Stanley Mortgage Loan Trust , Series 05-6AR, Class 1A1, 1.52% (US0001M+28bps), 11/25/35, Callable 8/25/18 @ 100(a)(b)	213,764	211,948
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 3/25/22 @ 100(b)	4,574	4,589
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 10/25/17 @ 100(b)	27,104	27,104
Residential Asset Mortgage Products, Inc. , Series 02-RS4, Class AI5, 6.16%, 8/25/32, Callable 10/25/17 @ 100(a)	20,695	20,871
Residential Asset Securities Corp. , Series 05-KS1, Class M1, 1.91% (US0001M+68bps), 2/25/35, Callable 10/25/17 @ 100(a)	970,063	964,779
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 10/25/17 @ 100(b)	9,969	9,969
Structured Adjustable Rate Mortgage Loan Trust , Series 04-6, Class 4A1, 3.45%, 6/25/34, Callable 10/25/17 @ 100(a)(b)	310,336	310,336
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 10/25/17 @ 100(a)(b)	777	777
Structured Asset Securities Corp. , Series 03-34A, Class 3A2, 3.36%, 11/25/33, Callable 10/25/17 @ 100(a)(b)	460,591	460,591
Structured Asset Securities Corp. , Series 03-29, Class 2A1, 5.25%, 9/25/23, Callable 10/25/17 @ 100(b)	103,829	103,829
Thornburg Mortgage Securities Trust , Series 04-3, Class A, 1.98% (US0001M+74bps), 9/25/44, Callable 10/25/17 @ 100(a)(b)	542,337	521,697
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR16, Class 3A2, 3.36%, 3/25/35, Callable 10/25/17 @ 100(a)(b)	423,388	423,388
Wells Fargo Mortgage Backed Securities Trust , Series 03-N, Class 2A1, 2.99%, 12/25/33, Callable 10/25/17 @ 100(a)(b)	94,557	94,557

See notes to schedule of investments.

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A6, 3.26%, 6/25/35, Callable 10/25/17 @ 100(a)(b)	$205,611	$205,611
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A5, 3.26%, 6/25/35, Callable 10/25/17 @ 100(a)(b)	239,938	239,938
Wells Fargo Mortgage Backed Securities Trust , Series 04-M, Class A7, 3.42%, 8/25/34, Callable 10/25/17 @ 100(a)(b)	204,687	204,687
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.53%, 8/25/34, Callable 10/25/17 @ 100(a)(b)	126,773	126,773
Wells Fargo Mortgage Backed Securities Trust , Series 04-Z, Class 2A2, 3.01%, 12/25/34, Callable 10/25/17 @ 100(a)(b)	99,432	99,432
Wells Fargo Mortgage Backed Securities Trust , Series 03-J, Class 2A1, 3.38%, 10/25/33, Callable 10/25/17 @ 100(a)(b)	36,285	36,285
Total Residential Mortgage Backed Securities (Cost $19,668,299)		19,661,248

Senior Secured Loans (2.8%)
Bass Pro Group LLC, Term Loan B , 6.30% (US LIBOR), 11/16/23, Callable 11/4/17 @ 101(a)	1,500,000	1,411,245
BRP, Inc., Term Loan B , 4.24% (US LIBOR), 6/30/23, Callable 11/4/17 @ 100(a)	967,371	970,651
DaVita, Inc., Term Loan B , 3.99% (US LIBOR), 6/24/21, Callable 11/4/17 @ 100(a)	1,169,131	1,175,947
Harbor Freight Tools USA, Inc., Term Loan , 4.48% (US LIBOR), 8/16/23, Callable 11/4/17 @ 100(a)	1,473,750	1,479,276
Inventiv, Inc., Term Loan B , 3.49% (US LIBOR), 6/26/24, Callable 11/4/17 @ 101(a)	2,000,000	2,006,120
Kasima LLC, Term Loan B , 3.80% (US LIBOR), 5/17/21, Callable 11/4/17 @ 100(a)	935,294	940,364
Tribune Media Co., Term Loan B , 4.24% (US LIBOR), 12/27/20, Callable 11/4/17 @ 100(a)	98,148	98,240
Total Senior Secured Loans (Cost $8,135,662)		8,081,843

Corporate Bonds (53.6%)
Consumer Discretionary (2.9%):
Best Buy Co., Inc.
5.00%, 8/1/18	1,390,000	1,425,612
5.50%, 3/15/21, Callable 12/15/20 @ 100	1,115,000	1,211,771
BorgWarner, Inc., 4.63%, 9/15/20 (b)	859,000	913,547
D.R. Horton, Inc., 3.63%, 2/15/18, Callable 11/15/17 @ 100 (b)	500,000	501,000
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19 @ 100 (b)	640,000	659,085
O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	2,050,000	2,194,750
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (b)	1,500,000	1,500,735
		8,406,500
Consumer Staples (2.4%):
Bat Capital Corp., 2.30%, 8/14/20 (c)	1,250,000	1,255,438
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100	1,515,000	1,528,999
Ingredion, Inc., 4.63%, 11/1/20	900,000	959,868
Molson Coors Brewing Co., 1.45%, 7/15/19	1,250,000	1,236,788
Pernod Ricard SA, 5.75%, 4/7/21	1,173,000	1,301,127

See notes to schedule of investments.

Security Description	Principal Amount	Value
Reynolds American, Inc., 2.30%, 6/12/18 (b)	$1,063,000	$1,067,209
		7,349,429
Energy (6.5%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	1,700,000	1,706,341
Columbia Pipeline Group, Inc., 2.45%, 6/1/18	500,000	501,380
Enable Midstream Partner, 2.40%, 5/15/19, Callable 4/15/19 @ 100	1,000,000	996,320
FMC Technologies, Inc., 2.00%, 10/1/17	1,000,000	1,000,000
Hess Corp., 8.13%, 2/15/19	2,300,000	2,468,934
Kinder Morgan, Inc., 2.00%, 12/1/17 (b)	1,700,000	1,700,510
LUKOIL International Finance BV, 6.13%, 11/9/20	2,815,000	3,070,321
Marathon Petroleum Corp.
2.70%, 12/14/18	1,758,000	1,770,517
3.40%, 12/15/20, Callable 11/15/20 @ 100	1,400,000	1,445,094
Petroleos Mexicanos, 5.50%, 2/4/19 (b)	1,000,000	1,041,740
Pioneer Natural Resource Co., 7.50%, 1/15/20	1,135,000	1,263,709
Western Gas Partners LP, 2.60%, 8/15/18, Callable 7/15/18 @ 100	1,475,000	1,480,236
		18,445,102
Financials (18.9%):
Assurant, Inc., 2.50%, 3/15/18 (b)	1,408,000	1,413,125
Axis Specialty Finance LLC, 5.88%, 6/1/20	1,540,000	1,668,883
Bank of America Corp.
2.25%, 4/21/20, MTN	1,300,000	1,302,951
2.33%, 10/1/21, Callable 10/1/20 @ 100 (a)	754,000	753,058
Barclays Bank PLC, 6.05%, 12/4/17 (b)	700,000	704,879
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	710,000	714,381
2.50%, 5/12/20, Callable 4/12/20 @ 100	590,000	593,121
Capital One NA, 1.50%, 3/22/18, Callable 2/22/18 @ 100 (b)	2,000,000	1,998,540
Citigroup, Inc.
1.85%, 11/24/17 (b)	2,000,000	2,000,780
2.39%, 12/8/21, Callable 11/8/21 @ 100 (a)(b)	1,500,000	1,520,535
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	2,250,000	2,255,985
General Motors Financial Co., Inc., 3.25%, 5/15/18 (b)	3,500,000	3,530,065
HSBC Holdings PLC, 2.80% (US0003M+150bps), 1/5/22 (a)(b)	1,500,000	1,549,365
HSBC USA, Inc., 1.63%, 1/16/18 (b)	500,000	499,975
JPMorgan Chase & Co., 2.54% (US0003M+123bps), 10/24/23, Callable 10/24/22 @ 100 (a)(b)	1,500,000	1,532,055
KeyBank NA, 1.60%, 8/22/19	3,000,000	2,982,179
MetLife, Inc., 6.82%, 8/15/18 (b)	5,000,000	5,221,400
Morgan Stanley
2.45%, 2/1/19, MTN (b)	1,000,000	1,006,780
2.65%, 1/27/20	1,355,000	1,370,772
2.71%, 10/24/23, Callable 10/24/22 @ 100 (a)(b)	1,500,000	1,532,835
Regions Bank
7.50%, 5/15/18 (b)	500,000	516,785
2.25%, 9/14/18, Callable 8/14/18 @ 100	3,700,000	3,714,133
Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	1,190,000	1,216,323
S&P Global, Inc., 2.50%, 8/15/18	895,000	900,621
Societe Generale SA, 2.75%, 10/12/17 (b)	500,000	500,140
Synovus Financial Corp., 7.88%, 2/15/19	2,135,000	2,294,399
The Bear Stearns Co. LLC, 7.25%, 2/1/18 (b)	2,500,000	2,545,925
The Goldman Sachs Group, Inc.
6.15%, 4/1/18 (b)	3,000,000	3,065,159
2.49%, 11/15/21, Callable 11/15/20 @ 100 (a)(b)	1,500,000	1,520,040
UBS AG (Stamford) Branch, 1.80%, 3/26/18 (b)	1,250,000	1,251,963

See notes to schedule of investments.

Security Description	Principal Amount	Value
UBS Group Funding Switzerland AG, 2.95%, 9/24/20	$2,075,000	$2,107,536
XLIT Ltd., 2.30%, 12/15/18 (b)	750,000	752,805
		54,537,493
Health Care (6.8%):
AbbVie, Inc., 2.00%, 11/6/18 (b)	2,500,000	2,508,000
Amgen, Inc., 2.20%, 5/11/20	3,205,000	3,215,928
Biogen, Inc., 2.90%, 9/15/20	2,873,000	2,941,665
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (b)	1,490,900	1,598,454
Celgene Corp., 2.13%, 8/15/18	145,000	145,615
Edwards Lifesciences Corp., 2.88%, 10/15/18	1,845,000	1,859,981
Express Scripts Holding, 2.25%, 6/15/19	2,390,000	2,399,441
Gilead Sciences, Inc., 1.85%, 9/4/18	2,000,000	2,004,760
Laboratory Corp. of America Holdings, 2.50%, 11/1/18 (b)	750,000	753,525
Mallinckrodt International Finance SA, 3.50%, 4/15/18 (b)	850,000	849,703
Universal Health Services, Inc., 3.75%, 8/1/19 (c)	1,645,000	1,684,776
		19,961,848
Industrials (2.9%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	656,000	707,667
Aercap Holdings NV, 4.63%, 10/30/20	2,015,000	2,143,980
Air Lease Corp., 2.13%, 1/15/18 (b)	1,500,000	1,501,695
Hutchison Whampoa International (14) Ltd., 1.63%, 10/31/17 (b)	1,500,000	1,499,850
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	1,150,000	1,208,363
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100	1,756,000	1,751,645
		8,813,200
Information Technology (6.0%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	1,650,000	1,768,157
Alibaba Group Holding Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100	999,000	1,006,772
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/1/19 (c)	1,250,000	1,274,375
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100	2,255,000	2,348,740
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	834,000	834,033
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	2,930,000	2,974,653
KLA-Tencor Corp., 2.38%, 11/1/17 (b)	1,000,000	1,000,460
Maxim Integrated Product, Inc., 2.50%, 11/15/18	1,000,000	1,006,010
NetApp, Inc., 2.00%, 9/27/19	1,025,000	1,024,416
Total System Services, Inc., 2.38%, 6/1/18	2,500,000	2,508,125
VMware, Inc., 2.30%, 8/21/20	1,735,000	1,739,702
		17,485,443
Materials (0.8%):
Anglo American Capital PLC, 4.13%, 4/15/21	1,415,000	1,470,128
Martin Marietta Materials, Inc., 6.60%, 4/15/18 (b)	500,000	511,920
Teck Resources Ltd., 2.50%, 2/1/18 (b)	150,000	149,345
		2,131,393
Real Estate (1.8%):
American Tower Trust I, 1.55%, 3/15/43, Callable 11/6/17 @ 100 (b)(c)	1,000,000	989,650
SBA Tower Trust, 2.24%, 4/15/43, Callable 11/6/17 @ 100 (c)	1,450,000	1,450,653
Select Income REIT, 2.85%, 2/1/18, Callable 1/1/18 @ 100 (b)	750,000	751,725
Welltower, Inc., 6.13%, 4/15/20	1,906,000	2,090,634
		5,282,662
Telecommunication Services (1.5%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	4,079,000	4,108,735
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	325,000	333,093
		4,441,828

See notes to schedule of investments.

Security Description	Principal Amount	Value
Utilities (3.1%):
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (b)	$500,000	$500,005
American Electric Power Co., Inc., 1.65%, 12/15/17, Callable 11/15/17 @ 100 (b)	300,000	300,003
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (c)	3,290,000	3,463,020
SCANA Corp., 6.25%, 4/1/20, MTN (b)	3,525,000	3,800,197
Southern Power Co., 1.85%, 12/1/17	1,250,000	1,250,200
		9,313,425
Total Corporate Bonds (Cost $155,989,360)		156,168,323

U.S. Government Mortgage Backed Agencies (2.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	1,367,608	1,488,291
5.50%, 10/25/23 (b)	10,022	10,670
7.00%, 9/1/38 (b)	7,774	9,036
		1,507,997
Federal National Mortgage Association
6.00%, 2/1/37 (b)	1,286,859	1,438,033
5.00%, 2/1/41 - 10/1/41 (b)	4,979,405	5,443,268
3.44% (US0012M+169bps), 8/1/46 (b)	11,698	12,125
		6,893,426
Total U.S. Government Mortgage Backed Agencies (Cost $8,573,162)		8,401,423

U.S. Treasury Obligations (7.8%)
U.S. Treasury Notes
1.13%, 1/31/19 (b)	17,887,000	17,820,065
1.63%, 8/31/19 (b)	4,773,000	4,787,218
Total U.S. Treasury Obligations (Cost $22,654,238)		22,607,283
Total Investments (Cost $272,939,779) — 93.8%		272,629,365
Other assets in excess of liabilities — 6.2%		18,052,026
NET ASSETS - 100.00%		$290,681,391

(a)                   Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(b)                   All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $44,713,173 and amounted to 15.4% of net assets.

LIBOR01M—1 Month US Dollar LIBOR

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Company

REIT—Real Estate Investment Trust

US LIBOR—US Dollar London InterBank Offering Rate

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0012M—12 Month US Dollar LIBOR

See notes to schedule of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
2-Year U.S. Treasury Note Future	311	12/29/17	$67,083,672	$(132,264)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
5-Year U.S. Treasury Note Future	45	12/29/17	5,287,500	29,601
				$(102,663)

The table below presents centrally cleared credit default swap contracts as of September 30, 2017:

Protection Sold(a)

Description	Counterparty	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 28	Goldman Sachs	6/20/22	Quarterly	3.12%	$18,000,000	$1,391,473	$1,371,420	$20,053
CDX North America Investment Grade 5 Year; Series 28	Goldman Sachs	6/20/22	Quarterly	0.53	14,000,000	296,780	273,681	23,099
						$1,688,253	$1,645,101	$43,152

(a)                   When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                   Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                    The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index and CDX North America Investment Grade 5 Year.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	September 30, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.9%)

Australia (5.4%):
Financials (2.2%):
Westpac Banking Corp.	159,583	$4,013,069

Health Care (1.8%):
CSL Ltd.	30,886	3,250,652

Materials (0.5%):
BHP Billiton Ltd.	46,305	938,820

Real Estate (0.9%):
Scentre Group	506,825	1,564,137
		9,766,678
Belgium (1.6%):
Consumer Staples (0.4%):
Anheuser-Busch InBev SA/NV	6,454	771,425

Information Technology (1.2%):
Melexis NV	21,063	2,039,618
		2,811,043
China (1.2%):
Information Technology (1.2%):
Tencent Holdings Ltd.	48,700	2,129,279

Denmark (1.8%):
Consumer Staples (1.8%):
Royal Unibrew A/S	60,801	3,331,905

France (9.3%):
Consumer Discretionary (3.5%):
Cie Generale des Etablissements Michelin	18,938	2,762,839
LVMH Moet Hennessy Louis Vuitton SA	13,212	3,651,966
		6,414,805
Energy (1.5%):
Total SA	49,969	2,682,821

Financials (1.7%):
AXA SA	69,276	2,094,177
Societe Generale SA	15,267	894,588
		2,988,765
Information Technology (1.4%):
Cap Gemini SA	21,870	2,563,476

Materials (1.2%):
Arkema SA	18,427	2,260,827
		16,910,694
Germany (8.5%):
Consumer Discretionary (1.3%):
Daimler AG, Registered Shares	29,645	2,366,204

Financials (2.1%):
Allianz SE	16,894	3,793,834

Health Care (1.6%):
Bayer AG	21,640	2,955,835

Industrials (1.4%):
Siemens AG	7,164	1,010,818
Washtec AG	16,930	1,489,210
		2,500,028

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (1.3%):
SAP SE	20,414	$2,238,101

Real Estate (0.8%):
Vonovia SE	35,372	1,506,281
		15,360,283
Hong Kong (3.8%):
Financials (2.1%):
AIA Group Ltd.	209,000	1,547,349
BOC Hong Kong Holdings Ltd.	453,000	2,206,646
		3,753,995
Real Estate (1.4%):
CK Asset Holdings Ltd.	308,000	2,560,605

Utilities (0.3%):
HK Electric Investments & HK Electric Investments Ltd. (b)(c)	633,000	577,675
		6,892,275
Ireland (0.5%):
Industrials (0.5%):
Experian PLC	41,110	825,640

Italy (4.1%):
Energy (0.4%):
ENI SpA	49,181	814,449

Financials (0.6%):
Banca Generali SpA	32,459	1,127,265

Health Care (1.7%):
Recordati SpA	65,718	3,032,404

Utilities (1.4%):
Enel SpA	410,061	2,470,117
		7,444,235
Japan (21.7%):
Consumer Discretionary (2.9%):
Nitori Holdings Co. Ltd.	6,000	858,185
Toyota Motor Corp.	74,600	4,448,874
		5,307,059
Consumer Staples (1.4%):
Matsumotokiyoshi Holdings Co. Ltd.	37,200	2,492,047

Financials (2.5%):
Mitsubishi UFJ Financial Group, Inc.	352,600	2,292,853
Mizuho Financial Group, Inc.	372,800	653,620
Tokio Marine Holdings, Inc.	39,400	1,542,220
		4,488,693
Health Care (2.7%):
Hoya Corp.	56,800	3,072,088
Shionogi & Co. Ltd.	32,900	1,798,781
		4,870,869
Industrials (4.3%):
Fuji Electric Co. Ltd.	155,000	860,160
Hitachi Construction Machinery Co. Ltd.	30,000	889,191
ITOCHU Corp.	165,300	2,708,766
Kyowa Exeo Corp.	77,300	1,536,237
Sanwa Holdings Corp.	154,500	1,774,555
		7,768,909

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (3.5%):
Fujitsu Ltd.	358,000	$2,664,787
Murata Manufacturing Co. Ltd.	5,600	824,532
Oracle Corp. Japan	35,700	2,806,466
		6,295,785
Materials (1.3%):
DIC Corp.	63,400	2,299,226

Real Estate (0.7%):
Sumitomo Realty & Development	46,000	1,391,930

Telecommunication Services (1.9%):
Nippon Telegraph & Telephone Corp.	31,100	1,425,214
SoftBank Group Corp.	25,000	2,027,678
		3,452,892
Utilities (0.5%):
Chubu Electric Power Co., Inc.	69,000	857,635
		39,225,045
Netherlands (4.4%):
Financials (2.1%):
ING Groep NV	204,646	3,771,774

Industrials (0.9%):
Wolters Kluwer NV	35,309	1,631,664

Telecommunication Services (1.4%):
Koninklijke KPN NV	737,640	2,531,198
		7,934,636
Singapore (1.4%):
Financials (0.6%):
DBS Group Holdings Ltd.	71,200	1,096,341

Real Estate (0.8%):
Ascendas Real Estate Investment Trust	753,800	1,481,851
		2,578,192
Spain (2.4%):
Financials (1.4%):
Banco Santander SA	358,061	2,504,361

Telecommunication Services (1.0%):
Telefonica SA	168,684	1,832,939
		4,337,300
Sweden (3.3%):
Financials (1.6%):
Swedbank AB, A Shares	105,777	2,930,170

Industrials (1.7%):
Atlas Copco AB	76,444	2,970,733
		5,900,903
Switzerland (7.8%):
Consumer Staples (1.5%):
Nestle SA, Registered Shares	31,983	2,685,386

Financials (1.1%):
UBS Group AG, Registered Shares	123,657	2,115,944

Health Care (5.2%):
Novartis AG	55,442	4,756,763

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Roche Holding AG	18,040	$4,612,578
		9,369,341
		14,170,671
United Kingdom (20.7%):
Consumer Discretionary (0.7%):
Next PLC	16,760	1,181,277

Consumer Staples (5.6%):
British American Tobacco PLC	45,567	2,852,240
Diageo PLC	97,734	3,213,554
Unilever PLC	69,003	3,993,256
		10,059,050
Energy (3.1%):
BP PLC	324,048	2,075,542
Royal Dutch Shell PLC, Class A	119,358	3,606,682
		5,682,224
Financials (4.2%):
HSBC Holdings PLC	374,641	3,703,087
Lloyds Banking Group PLC	2,204,356	2,002,925
Prudential PLC	80,992	1,937,891
		7,643,903
Health Care (1.6%):
Smith & Nephew PLC	159,174	2,876,675

Industrials (1.5%):
RELX PLC	120,179	2,637,092

Materials (3.3%):
Croda International PLC	39,961	2,031,637
Rio Tinto PLC	85,482	3,978,520
		6,010,157
Utilities (0.7%):
National Grid PLC	102,098	1,264,352
		37,354,730
Total Common Stocks (Cost $147,216,381)		176,973,509

Preferred Stocks (1.2%)
Japan (1.2%):
Consumer Staples (1.2%):
Ito En Ltd.	119,300	2,127,754
Total Preferred Stocks (Cost $1,966,816)		2,127,754

Collateral for Securities Loaned (0.3%)
United States (0.3%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95% (d)	495,989	495,989
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88% (d)	61,586	61,586
Total Collateral for Securities Loaned (Cost $557,575)		557,575
Total Investments (Cost $149,740,772) — 99.4%		179,658,838
Other assets in excess of liabilities — 0.6%		1,167,593
NET ASSETS - 100.00%		$180,826,431

See notes to schedule of investments.

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Chile and Hong Kong were fair valued at September 30, 2017. See Note 1 for further information.

(b)                   All or a portion of this security is on loan.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $577,675 and amounted to 0.3% of net assets.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)

Banks (11.4%):
Comerica, Inc.	556,540	$42,441,741
JPMorgan Chase & Co.	338,820	32,360,699
The PNC Financial Services Group, Inc.	172,360	23,228,957
U.S. Bancorp	344,870	18,481,583
		116,512,980
Capital Markets (6.5%):
Ameriprise Financial, Inc.	72,390	10,750,639
CBOE Holdings, Inc.	167,770	18,057,085
E*TRADE Financial Corp.(a)	871,825	38,020,288
		66,828,012
Consumer Discretionary (5.1%):
Liberty Interactive Corp. QVC Group, Series A, Class A(a)	848,404	19,996,882
MGM Resorts International	564,590	18,399,988
Twenty-First Century Fox, Inc.	550,525	14,522,850
		52,919,720
Consumer Staples (6.6%):
CVS Health Corp.	252,395	20,524,761
Mondelez International, Inc., Class A	485,500	19,740,430
Post Holdings, Inc.(a)	313,420	27,665,583
		67,930,774
Energy (11.1%):
Chevron Corp.	279,900	32,888,250
ConocoPhillips	173,630	8,690,182
Devon Energy Corp.	483,971	17,766,575
Enterprise Products Partners LP	617,740	16,104,482
Helmerich & Payne, Inc.(b)	303,340	15,807,047
Noble Energy, Inc.	849,520	24,092,387
		115,348,923
Health Care (7.4%):
Aetna, Inc.	212,340	33,764,183
Allergan PLC	126,577	25,941,956
UnitedHealth Group, Inc.	57,595	11,279,981
Zimmer Biomet Holdings, Inc.	43,640	5,109,808
		76,095,928
Industrials (5.9%):
General Electric Co.	620,670	15,007,801
Sensata Technologies Holding NV(a)	368,750	17,725,812
Southwest Airlines Co.	187,670	10,505,767
Union Pacific Corp.	149,310	17,315,481
		60,554,861
Information Technology (15.7%):
Alphabet, Inc., Class A(a)	40,555	39,489,215
Cognizant Technology Solutions Corp., Class A	297,597	21,587,686
FleetCor Technologies, Inc.(a)	208,580	32,281,927
Microsoft Corp.	269,078	20,043,620
SS&C Technologies Holdings, Inc.	463,980	18,628,797
Visa, Inc., Class A	289,170	30,432,251
		162,463,496

See notes to schedule of investments.

Security Description	Shares	Value
Insurance (15.2%):
Aflac, Inc.	207,010	$16,848,544
American International Group, Inc.	319,330	19,603,669
Athene Holding Ltd., Class A(a)	1,010,160	54,387,014
Brown & Brown, Inc.	644,360	31,051,708
The Progressive Corp.	712,460	34,497,313
		156,388,248
Materials (6.4%):
Ball Corp.	887,640	36,659,532
LyondellBasell Industries NV, Class A	159,158	15,764,600
Sealed Air Corp.	335,670	14,339,822
		66,763,954
Real Estate (3.7%):
Equity Commonwealth(a)	675,360	20,530,944
Iron Mountain, Inc.	459,830	17,887,387
		38,418,331
Utilities (3.1%):
Duke Energy Corp.	232,110	19,478,671
Exelon Corp.	339,910	12,804,410
		32,283,081
Total Common Stocks (Cost $831,345,966)		1,012,508,308

Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Class I,0.95%(c)	4,444,977	4,444,977
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	551,923	551,923
Total Collateral for Securities Loaned (Cost $4,996,900)		4,996,900
Total Investments (Cost $836,342,866) — 98.6%		1,017,505,208
Other assets in excess of liabilities — 1.4%		14,068,519
NET ASSETS - 100.00%		$1,031,573,727

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

LP—Limited Partnership

PLC—Public Liability Company

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Communications Equipment (1.4%):
Lumentum Holdings, Inc.(a)	27,353	$1,486,636

Consumer Discretionary (14.4%):
Bob Evans Farms, Inc.	13,710	1,062,662
Burlington Stores, Inc.(a)	9,618	918,134
Dave & Buster’s Entertainment, Inc.(a)	15,580	817,638
Extended Stay America, Inc.	54,470	1,089,400
Five Below, Inc.(a)	22,104	1,213,068
Grand Canyon Education, Inc.(a)	20,859	1,894,414
LCI Industries	9,710	1,124,904
Lithia Motors, Inc.	13,753	1,654,623
Ollie’s Bargain Outlet Holdings, Inc.(a)	19,988	927,443
Planet Fitness, Inc., Class A	62,910	1,697,313
Red Rock Resorts, Inc., Class A	41,280	956,045
Steven Madden Ltd.(a)	25,899	1,121,427
The Wendy’s Co.	77,980	1,211,029
		15,688,100
Consumer Staples (2.2%):
Hostess Brands, Inc.(a)	53,990	737,503
Nomad Foods, Ltd.(a)	106,160	1,546,751
		2,284,254
Electronic Equipment, Instruments & Components (2.5%):
Littelfuse, Inc.	6,859	1,343,541
Orbotech Ltd.(a)	33,230	1,402,638
		2,746,179
Energy (0.7%):
Diamondback Energy, Inc.(a)	7,265	711,679

Financials (8.0%):
Essent Group Ltd.(a)	26,640	1,078,920
Evercore Partners, Inc., Class A	13,150	1,055,288
Home BancShares, Inc.	37,610	948,524
LendingTree, Inc.(a)	4,474	1,093,670
Primerica, Inc.	14,360	1,171,058
Texas Capital Bancshares, Inc.(a)	6,850	587,730
Walker & Dunlop, Inc.(a)	19,540	1,022,528
Webster Financial Corp.	10,570	555,454
Western Alliance BanCorp(a)	19,134	1,015,632
		8,528,804
Health Care (22.7%):
Amedisys, Inc.(a)	21,866	1,223,621
Amicus Therapeutics, Inc.(a)	80,569	1,214,981
AtriCure, Inc.(a)	40,080	896,590
Bluebird Bio, Inc.(a)	9,692	1,331,195
Blueprint Medicines Corp.(a)	14,166	986,945
Celyad SA, ADR(a)	10,921	611,576
Cotiviti Holdings, Inc.(a)	21,360	768,533
Eagle Pharmaceuticals, Inc.(a)(b)	11,720	698,981
Exact Sciences Corp.(a)	25,790	1,215,225
Five Prime Therapeutics, Inc.(a)	19,227	786,577
GW Pharmaceuticals PLC, ADR(a)	8,990	912,395
Ignyta, Inc.(a)	91,287	1,127,394

See notes to schedule of investments.

Security Description	Shares	Value
Immune Design Corp.(a)	54,014	$559,045
Insmed, Inc.(a)	17,550	547,736
Integra LifeSciences Holdings Corp.(a)	18,550	936,404
Iovance Biotherapeutics, Inc.(a)	93,824	727,136
Irhythm Technologies, Inc.(a)	6,250	324,250
Kala Pharmaceuticals, Inc.(a)	15,850	362,014
Ligand Pharmaceuticals, Inc., Class B(a)	9,138	1,244,139
Loxo Oncology, Inc.(a)	14,436	1,329,844
Masimo Corp.(a)	9,390	812,798
Penumbra, Inc.(a)	10,410	940,023
Sage Therapeutics, Inc.(a)	11,396	709,971
Sienna Biopharmaceuticals, Inc.(a)	12,900	287,025
Spark Therapeutics, Inc.(a)	12,115	1,080,173
Teladoc, Inc.(a)(b)	39,020	1,293,513
Vital Therapies, Inc.(a)(b)	72,327	365,251
WellCare Health Plans, Inc.(a)	8,216	1,411,016
		24,704,351
Industrials (13.3%):
Air Transport Services Group, Inc.(a)	34,550	840,947
Altra Industrial Motion Corp.	26,090	1,254,929
Azul SA, ADR(a)	62,320	1,710,684
Beacon Roofing Supply, Inc.(a)	31,390	1,608,738
BWX Technologies, Inc.	19,430	1,088,469
H&E Equipment Services, Inc.	47,870	1,397,804
HEICO Corp., Class A	17,987	1,370,609
Hexcel Corp.	18,773	1,077,946
Proto Labs, Inc.(a)	11,180	897,754
Saia, Inc.(a)	12,610	790,017
WageWorks, Inc.(a)	13,820	838,874
Welbilt, Inc.(a)	63,050	1,453,303
		14,330,074
Internet Software & Services (6.9%):
Cornerstone OnDemand, Inc.(a)	16,840	683,872
Coupa Software, Inc.(a)	31,630	985,275
Envestnet, Inc.(a)	21,440	1,093,440
LogMeIn, Inc.	17,430	1,918,171
Mindbody, Inc.(a)(b)	52,270	1,351,180
Wix.com Ltd.(a)	19,340	1,389,579
		7,421,517
IT Services (7.4%):
Black Knight Financial Services, Inc., Class A(a)	43,363	1,866,777
Euronet Worldwide, Inc.(a)	19,123	1,812,669
InterXion Holding NV(a)	38,200	1,945,526
Square, Inc., Class A(a)	11,250	324,113
WEX, Inc.(a)	6,460	724,941
WNS Holdings Ltd., ADR(a)	34,136	1,245,964
		7,919,990
Materials (3.1%):
Ashland Global Holdings, Inc.	17,210	1,125,362
Ferro Corp.(a)	63,380	1,413,374
GCP Applied Technologies, Inc.(a)	27,240	836,268
		3,375,004
Semiconductors & Semiconductor Equipment (8.4%):
Advanced Energy Industries, Inc.(a)	15,450	1,247,742

See notes to schedule of investments.

Security Description	Shares	Value
Cavium, Inc.(a)	12,937	$853,066
Cypress Semiconductor Corp.	62,270	935,295
MKS Instruments, Inc.	14,040	1,326,078
Monolithic Power Systems, Inc.	13,507	1,439,171
Tower Semiconductor Ltd.(a)	92,104	2,832,198
Versum Materials, Inc.	11,200	434,784
		9,068,334
Software (7.9%):
Fair Isaac Corp.	9,550	1,341,775
Proofpoint, Inc.(a)	24,115	2,103,310
RingCentral, Inc., Class A(a)	86,008	3,590,833
Take-Two Interactive Software(a)	6,522	666,744
The Ultimate Software Group, Inc.(a)	5,145	975,492
		8,678,154
Total Common Stocks (Cost $78,548,829)		106,943,076

Collateral for Securities Loaned (1.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	1,375,632	1,375,632
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	170,809	170,809
Total Collateral for Securities Loaned (Cost $1,546,441)		1,546,441
Total Investments (Cost $80,095,270) — 100.3%		108,489,517
Liabilities in excess of other assets — (0.3)%		(367,675)
NET ASSETS - 100.00%		$108,121,842

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Company

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory S&P 500 Index VIP Series	September 30, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (11.5%):
Advance Auto Parts, Inc.	427	$42,358
Amazon.com, Inc.(a)	2,306	2,216,872
AutoZone, Inc.(a)	162	96,408
Best Buy Co., Inc.	1,534	87,377
BorgWarner, Inc.	1,147	58,761
CarMax, Inc.(a)	1,060	80,359
Carnival Corp., Class A	2,358	152,256
CBS Corp., Class B	2,105	122,090
Charter Communications, Inc., Class A(a)	1,163	422,657
Chipotle Mexican Grill, Inc.(a)	145	44,635
Coach, Inc.	1,634	65,818
Comcast Corp., Class A	27,203	1,046,771
D.R. Horton, Inc.	1,970	78,662
Darden Restaurants, Inc.	725	57,116
Delphi Automotive PLC	1,543	151,831
Discovery Communications, Inc., Class A(a)	890	18,948
Discovery Communications, Inc., Class C(a)	1,175	23,806
DISH Network Corp.(a)(b)	1,317	71,421
Dollar General Corp.	1,506	122,061
Dollar Tree, Inc.(a)	1,370	118,943
Expedia, Inc.	707	101,766
Foot Locker, Inc.	759	26,732
Ford Motor Co.	22,618	270,737
Garmin Ltd.	642	34,649
General Motors Co.	7,584	306,243
Genuine Parts Co.	849	81,207
H&R Block, Inc.	1,209	32,014
Hanesbrands, Inc.	2,108	51,941
Harley-Davidson, Inc.	987	47,583
Hasbro, Inc.	658	64,267
Hilton Worldwide Holdings, Inc.	1,181	82,020
Kohl’s Corp.	975	44,509
L Brands, Inc.	1,443	60,043
Leggett & Platt, Inc.	765	36,513
Lennar Corp., Class A	1,175	62,040
LKQ Corp.(a)	1,786	64,278
Lowe’s Co., Inc.	4,882	390,267
Macy’s, Inc.	1,761	38,425
Marriott International, Inc., Class A	1,809	199,460
Mattel, Inc.	1,982	30,681
McDonald’s Corp.	4,684	733,889
MGM Resorts International	2,993	97,542
Michael Kors Holdings Ltd.(a)	877	41,964
Mohawk Industries, Inc.(a)	365	90,341
Netflix, Inc.(a)	2,497	452,831
Newell Brands, Inc.	2,834	120,927
News Corp., Class A	2,210	29,305
News Corp., Class B	704	9,610
Nike, Inc., Class B	7,599	394,007
Nordstrom, Inc.(b)	673	31,732
Omnicom Group, Inc.	1,334	98,809
O’Reilly Automotive, Inc.(a)	509	109,623
PulteGroup, Inc.	1,605	43,865
PVH Corp.	448	56,475
Ralph Lauren Corp.	320	28,253

See notes to schedule of investments.

Security Description	Shares	Value
Ross Stores, Inc.	2,251	$145,347
Royal Caribbean Cruises Ltd.	995	117,947
Scripps Networks Interactive, Inc., Class A	555	47,669
Signet Jewelers Ltd.	350	23,293
Starbucks Corp.	8,350	448,479
Target Corp.	3,159	186,413
The Gap, Inc.	1,270	37,503
The Goodyear Tire & Rubber Co.	1,456	48,412
The Home Depot, Inc.	6,817	1,114,989
The Interpublic Group of Co., Inc.	2,274	47,276
The Priceline Group, Inc.(a)	284	519,953
The TJX Co., Inc.	3,680	271,326
The Walt Disney Co.	8,925	879,737
Tiffany & Co.	590	54,150
Time Warner, Inc.	4,498	460,820
Tractor Supply Co.	733	46,392
TripAdvisor, Inc.(a)(b)	626	25,372
Twenty-First Century Fox, Inc.	6,087	160,575
Twenty-First Century Fox, Inc., Class B	2,540	65,507
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	337	76,182
Under Armour, Inc., Class A(a)(b)	1,070	17,634
Under Armour, Inc., Class C(a)	1,076	16,162
VF Corp.	1,889	120,083
Viacom, Inc., Class B	2,040	56,794
Whirlpool Corp.	422	77,834
Wyndham Worldwide Corp.	594	62,614
Wynn Resorts Ltd.	463	68,950
Yum! Brands, Inc.	1,994	146,778
		14,787,889
Consumer Staples (8.2%):
Altria Group, Inc.	11,095	703,645
Archer-Daniels-Midland Co.	3,253	138,285
Brown-Forman Corp., Class B	1,132	61,468
Campbell Soup Co.	1,122	52,532
Church & Dwight Co., Inc.	1,443	69,913
Colgate-Palmolive Co.	5,094	371,098
Conagra Brands, Inc.	2,404	81,111
Constellation Brands, Inc., Class A	994	198,253
Costco Wholesale Corp.	2,536	416,639
Coty, Inc., Class A	2,728	45,094
CVS Health Corp.	5,879	478,080
Dr Pepper Snapple Group, Inc.	1,051	92,982
General Mills, Inc.	3,337	172,723
Hormel Foods Corp.	1,559	50,106
Kellogg Co.	1,437	89,626
Kimberly-Clark Corp.	2,043	240,420
McCormick & Co., Inc.	688	70,616
Molson Coors Brewing Co., Class B	1,068	87,192
Mondelez International, Inc., Class A	8,719	354,514
Monster Beverage Corp.(a)	2,398	132,490
PepsiCo, Inc.	8,261	920,523
Philip Morris International, Inc.	8,982	997,092
Sysco Corp.	2,809	151,546
The Clorox Co.	746	98,405
The Coca-Cola Co.	22,200	999,221
The Estee Lauder Cos., Inc., Class A	1,295	139,653
The Hershey Co.	817	89,192

See notes to schedule of investments.

Security Description	Shares	Value
The J.M. Smucker Co.	657	$68,939
The Kraft Heinz Co.	3,452	267,703
The Kroger Co.	5,189	104,091
The Procter & Gamble Co.	14,747	1,341,682
Tyson Foods, Inc., Class A	1,673	117,863
Walgreens Boots Alliance, Inc.	5,321	410,888
Wal-Mart Stores, Inc.	8,465	661,455
		10,275,040
Energy (6.0%):
Anadarko Petroleum Corp.	3,240	158,274
Andeavor	835	86,130
Apache Corp.	2,203	100,897
Baker Hughes, Inc.	2,475	90,635
Cabot Oil & Gas Corp.	2,675	71,556
Chesapeake Energy Corp.(a)(b)	5,250	22,575
Chevron Corp.	10,959	1,287,684
Cimarex Energy Co.	551	62,632
Concho Resources, Inc.(a)	860	113,279
ConocoPhillips	7,038	352,252
Devon Energy Corp.	3,040	111,598
EOG Resources, Inc.	3,339	323,015
EQT Corp.	1,002	65,370
Exxon Mobil Corp.	24,504	2,008,839
Halliburton Co.	5,019	231,024
Helmerich & Payne, Inc.(b)	628	32,725
Hess Corp.	1,563	73,289
Kinder Morgan, Inc.	11,103	212,956
Marathon Oil Corp.	4,915	66,647
Marathon Petroleum Corp.	2,928	164,202
National Oilwell Varco, Inc.	2,198	78,535
Newfield Exploration Co.(a)	1,152	34,180
Noble Energy, Inc.	2,813	79,777
Occidental Petroleum Corp.	4,422	283,937
ONEOK, Inc.	2,197	121,736
Phillips 66	2,485	227,651
Pioneer Natural Resources Co.	984	145,179
Range Resources Corp.	1,305	25,539
Schlumberger Ltd.	8,035	560,522
TechnipFMC PLC(a)	2,540	70,917
The Williams Cos., Inc.	4,781	143,478
Valero Energy Corp.	2,554	196,479
		7,603,509
Financials (14.4%):
Affiliated Managers Group, Inc.	324	61,505
Aflac, Inc.	2,286	186,058
American Express Co.	4,243	383,822
American International Group, Inc.	5,224	320,701
Ameriprise Financial, Inc.	867	128,758
Aon PLC	1,471	214,913
Arthur J. Gallagher & Co.	1,042	64,135
Assurant, Inc.	312	29,802
Bank of America Corp.	56,743	1,437,868
BB&T Corp.	4,673	219,351
Berkshire Hathaway, Inc., Class B(a)	11,127	2,039,801
BlackRock, Inc., Class A	717	320,564
Brighthouse Financial, Inc.(a)	554	33,683

See notes to schedule of investments.

Security Description	Shares	Value
Capital One Financial Corp.	2,797	$236,794
CBOE Holdings, Inc.	652	70,175
Chubb Ltd.	2,691	383,601
Cincinnati Financial Corp.	863	66,080
Citigroup, Inc.	15,756	1,146,091
Citizens Financial Group, Inc.	2,895	109,634
CME Group, Inc.	1,966	266,747
Comerica, Inc.	1,017	77,556
Discover Financial Services	2,153	138,825
E*TRADE Financial Corp.(a)	1,591	69,384
Everest Re Group Ltd.	238	54,357
Fifth Third Bancorp	4,260	119,195
Franklin Resources, Inc.	1,903	84,703
Hartford Financial Services Group, Inc.	2,107	116,791
Huntington Bancshares, Inc.	6,304	88,004
Intercontinental Exchange, Inc.	3,403	233,786
Invesco Ltd.	2,353	82,449
JPMorgan Chase & Co.	20,350	1,943,629
KeyCorp	6,289	118,359
Leucadia National Corp.	1,831	46,233
Lincoln National Corp.	1,281	94,128
Loews Corp.	1,596	76,385
M&T Bank Corp.	879	141,554
Marsh & McLennan Co., Inc.	2,964	248,413
MetLife, Inc.	6,147	319,337
Moody’s Corp.	961	133,781
Morgan Stanley	8,178	393,933
Nasdaq, Inc.	675	52,360
Navient Corp.	1,585	23,807
Northern Trust Corp.	1,242	114,177
People’s United Financial, Inc.	1,991	36,117
Principal Financial Group, Inc.	1,554	99,984
Prudential Financial, Inc.	2,469	262,504
Raymond James Financial, Inc.	742	62,573
Regions Financial Corp.	6,911	105,255
S&P Global, Inc.	1,486	232,277
State Street Corp.	2,162	206,557
SunTrust Banks, Inc.	2,775	165,862
Synchrony Financial	4,323	134,229
T. Rowe Price Group, Inc.	1,390	126,004
The Allstate Corp.	2,090	192,092
The Bank of New York Mellon Corp.	5,975	316,795
The Charles Schwab Corp.	6,892	301,456
The Goldman Sachs Group, Inc.	2,081	493,591
The PNC Financial Services Group, Inc.	2,771	373,448
The Progressive Corp.	3,365	162,933
The Travelers Co., Inc.	1,596	195,542
Torchmark Corp.	626	50,136
U.S. Bancorp	9,190	492,492
Unum Group	1,305	66,725
Wells Fargo & Co.	25,836	1,424,855
Willis Towers Watson PLC	777	119,837
XL Group Ltd.	1,492	58,859
Zions BanCorp	1,169	55,153
		18,226,505
Health Care (14.5%):
Abbott Laboratories	10,048	536,161

See notes to schedule of investments.

Security Description	Shares	Value
AbbVie, Inc.	9,219	$819,201
Aetna, Inc.	1,918	304,981
Agilent Technologies, Inc.	1,858	119,284
Alexion Pharmaceuticals, Inc.(a)	1,291	181,114
Align Technology, Inc.(a)	417	77,675
Allergan PLC	1,933	396,168
AmerisourceBergen Corp.	938	77,620
Amgen, Inc.	4,220	786,819
Anthem, Inc.	1,519	288,428
Baxter International, Inc.	2,899	181,912
Becton, Dickinson & Co.	1,316	257,870
Biogen, Inc.(a)	1,223	382,946
Boston Scientific Corp.(a)	7,935	231,464
Bristol-Myers Squibb Co.	9,484	604,510
C.R. Bard, Inc.	420	134,610
Cardinal Health, Inc.	1,830	122,464
Celgene Corp.(a)	4,524	659,690
Centene Corp.(a)	997	96,480
Cerner Corp.(a)	1,821	129,874
Cigna Corp.	1,456	272,185
Danaher Corp.	3,535	303,232
DaVita, Inc.(a)	885	52,560
Dentsply Sirona, Inc.	1,327	79,368
Edwards Lifesciences Corp.(a)	1,221	133,468
Eli Lilly & Co.	5,603	479,281
Envision Healthcare Corp.(a)	699	31,420
Express Scripts Holding Co.(a)	3,340	211,489
Gilead Sciences, Inc.	7,552	611,863
HCA Holdings, Inc.(a)	1,671	132,995
Henry Schein, Inc.(a)	918	75,267
Hologic, Inc.(a)	1,622	59,511
Humana, Inc.	836	203,675
IDEXX Laboratories, Inc.(a)	505	78,522
Illumina, Inc.(a)	844	168,125
Incyte Pharmaceuticals, Inc.(a)	987	115,222
Intuitive Surgical, Inc.(a)	216	225,910
Johnson & Johnson	15,522	2,018,015
Laboratory Corp. of America Holdings(a)	589	88,921
McKesson Corp.	1,216	186,790
Medtronic PLC	7,834	609,251
Merck & Co., Inc.	15,817	1,012,763
Mettler-Toledo International, Inc.(a)	148	92,672
Mylan NV(a)	3,100	97,247
Patterson Co., Inc.	476	18,397
PerkinElmer, Inc.	637	43,934
Perrigo Co. PLC	767	64,927
Pfizer, Inc.	34,512	1,232,078
Quest Diagnostics, Inc.	789	73,882
Quintiles Transnational Holdings, Inc.(a)	876	83,281
Regeneron Pharmaceuticals, Inc.(a)	444	198,521
ResMed, Inc.	822	63,261
Stryker Corp.	1,860	264,157
The Cooper Co., Inc.	283	67,102
Thermo Fisher Scientific, Inc.	2,314	437,808
UnitedHealth Group, Inc.	5,591	1,094,996
Universal Health Services, Inc., Class B	511	56,690
Varian Medical Systems, Inc.(a)	531	53,132
Vertex Pharmaceuticals, Inc.(a)	1,458	221,674

See notes to schedule of investments.

Security Description	Shares	Value
Waters Corp.(a)	462	$82,938
Zimmer Biomet Holdings, Inc.	1,169	136,878
Zoetis, Inc.	2,838	180,951
		18,103,630
Industrials (10.3%):
3M Co.	3,451	724,365
A.O. Smith Corp.	847	50,337
Acuity Brands, Inc.	243	41,621
Alaska Air Group, Inc.	714	54,457
Allegion PLC	549	47,472
American Airlines Group, Inc.	2,507	119,057
AMETEK, Inc.	1,335	88,163
Arconic, Inc.	2,244	55,831
C.H. Robinson Worldwide, Inc.	812	61,793
Caterpillar, Inc.	3,418	426,260
Cintas Corp.	494	71,274
CSX Corp.	5,282	286,601
Cummins, Inc.	911	153,075
Deere & Co.	1,849	232,216
Delta Air Lines, Inc.	3,852	185,744
Dover Corp.	900	82,251
Eaton Corp. PLC	2,572	197,504
Emerson Electric Co.	3,701	232,571
Equifax, Inc.	696	73,769
Expeditors International of Washington, Inc.	1,045	62,554
Fastenal Co.	1,665	75,891
FedEx Corp.	1,427	321,903
Flowserve Corp.	755	32,155
Fluor Corp.	809	34,059
Fortive Corp.	1,764	124,874
Fortune Brands Home & Security, Inc.	891	59,902
General Dynamics Corp.	1,611	331,189
General Electric Co.	50,069	1,210,668
Honeywell International, Inc.	4,409	624,932
IHS Markit Ltd.(a)	2,100	92,567
Illinois Tool Works, Inc.	1,791	264,996
Ingersoll-Rand PLC	1,467	130,812
J.B. Hunt Transport Services, Inc.	494	54,874
Jacobs Engineering Group, Inc.	696	40,556
Johnson Controls International PLC	5,392	217,244
Kansas City Southern	610	66,295
L3 Technologies, Inc.	452	85,170
Lockheed Martin Corp.	1,449	449,610
Masco Corp.	1,842	71,856
Nielsen Holdings PLC	1,942	80,496
Norfolk Southern Corp.	1,667	220,444
Northrop Grumman Corp.	1,007	289,734
PACCAR, Inc.	2,032	146,995
Parker-Hannifin Corp.	770	134,765
Pentair PLC	955	64,902
Quanta Services, Inc.(a)	874	32,661
Raytheon Co.	1,679	313,268
Republic Services, Inc., Class A	1,324	87,463
Robert Half International, Inc.	730	36,748
Rockwell Automation, Inc.	742	132,232
Rockwell Collins, Inc.	940	122,867
Roper Technologies, Inc.	591	143,849

See notes to schedule of investments.

Security Description	Shares	Value
Snap-on, Inc.	333	$49,620
Southwest Airlines Co.	3,185	178,296
Stanley Black & Decker, Inc.	886	133,759
Stericycle, Inc.(a)	494	35,380
Textron, Inc.	1,531	82,490
The Boeing Co.	3,213	816,778
TransDigm Group, Inc.	279	71,326
Union Pacific Corp.	4,629	536,825
United Continental Holdings, Inc.(a)	1,495	91,016
United Parcel Service, Inc., Class B	3,983	478,318
United Rentals, Inc.(a)	489	67,844
United Technologies Corp.	4,296	498,680
Verisk Analytics, Inc., Class A(a)	899	74,788
W.W. Grainger, Inc.	304	54,644
Waste Management, Inc.	2,341	183,231
Xylem, Inc.	1,038	65,010
		12,760,897
Information Technology (23.3%):
Accenture PLC, Class A	3,574	482,740
Activision Blizzard, Inc.	4,365	281,586
Adobe Systems, Inc.(a)	2,853	425,611
Advanced Micro Devices, Inc.(a)	4,654	59,339
Akamai Technologies, Inc.(a)	991	48,282
Alliance Data Systems Corp.	279	61,812
Alphabet, Inc., Class C(a)	1,746	1,674,606
Alphabet, Inc., Class A(a)	1,724	1,678,693
Amphenol Corp., Class A	1,766	149,474
Analog Devices, Inc.	2,126	183,197
ANSYS, Inc.(a)	490	60,138
Apple, Inc.	29,870	4,603,564
Applied Materials, Inc.	6,167	321,239
Autodesk, Inc.(a)	1,267	142,233
Automatic Data Processing, Inc.	2,570	280,952
Broadcom Ltd.	2,351	570,212
CA, Inc.	1,827	60,985
Cadence Design Systems, Inc.(a)	1,601	63,191
Cisco Systems, Inc.	28,915	972,411
Citrix Systems, Inc.(a)	832	63,914
Cognizant Technology Solutions Corp., Class A	3,416	247,797
Corning, Inc.	5,223	156,272
CSRA, Inc.	945	30,495
DXC Technology Co.	1,646	141,358
eBay, Inc.(a)	5,756	221,376
Electronic Arts, Inc.(a)	1,785	210,737
F5 Networks, Inc.(a)	367	44,246
Facebook, Inc., Class A(a)	13,708	2,342,285
Fidelity National Information Services, Inc.	1,922	179,496
Fiserv, Inc.(a)	1,217	156,944
FLIR Systems, Inc.	793	30,856
Gartner, Inc.(a)	524	65,191
Global Payments, Inc.	882	83,816
Harris Corp.	693	91,254
Hewlett Packard Enterprises Co.	9,499	139,730
HP, Inc.	9,659	192,794
Intel Corp.	27,174	1,034,785
International Business Machines Corp.	5,012	727,141
Intuit, Inc.	1,408	200,133

See notes to schedule of investments.

Security Description	Shares	Value
Juniper Networks, Inc.	2,199	$61,198
KLA-Tencor Corp.	907	96,142
Lam Research Corp.	939	173,753
Mastercard, Inc., Class A	5,400	762,480
Microchip Technology, Inc.	1,346	120,844
Micron Technology, Inc.(a)	6,442	253,364
Microsoft Corp.	44,542	3,317,935
Motorola Solutions, Inc.	941	79,863
NetApp, Inc.	1,560	68,266
Nvidia Corp.	3,470	620,332
Oracle Corp.	17,463	844,336
Paychex, Inc.	1,850	110,926
PayPal Holdings, Inc.(a)	6,536	418,500
Qorvo, Inc.(a)	736	52,020
QUALCOMM, Inc.	8,544	442,921
Red Hat, Inc.(a)	1,026	113,742
Salesforce.com, Inc.(a)	3,948	368,822
Seagate Technology PLC	1,665	55,228
Skyworks Solutions, Inc.	1,063	108,320
Symantec Corp.	3,554	116,607
Synopsys, Inc.(a)	869	69,981
TE Connectivity Ltd.	2,044	169,775
Texas Instruments, Inc.	5,725	513,189
The Western Union Co.	2,683	51,514
Total System Services, Inc.	970	63,535
VeriSign, Inc.(a)	497	52,876
Visa, Inc., Class A	10,579	1,113,335
Western Digital Corp.	1,705	147,312
Xerox Corp.	1,235	41,113
Xilinx, Inc.	1,438	101,854
		28,990,968
Materials (3.0%):
Air Products & Chemicals, Inc.	1,260	190,537
Albemarle Corp.	639	87,102
Avery Dennison Corp.	511	50,252
Ball Corp.	2,034	84,004
CF Industries Holdings, Inc.	1,349	47,431
DowDuPont, Inc.(a)	13,492	934,050
Eastman Chemical Co.	838	75,831
Ecolab, Inc.	1,506	193,687
FMC Corp.	776	69,305
Freeport-McMoRan, Inc.(a)	7,781	109,245
International Flavors & Fragrances, Inc.	457	65,310
International Paper Co.	2,388	135,687
LyondellBasell Industries NV, Class A	1,877	185,917
Martin Marietta Materials, Inc.	363	74,861
Monsanto Co.	2,541	304,462
Newmont Mining Corp.	3,084	115,681
Nucor Corp.	1,847	103,506
Packaging Corp. of America	546	62,615
PPG Industries, Inc.	1,483	161,143
Praxair, Inc.	1,654	231,130
Sealed Air Corp.	1,099	46,949
The Mosaic Co.	2,030	43,828
The Sherwin-Williams Co.	475	170,069
Vulcan Materials Co.	765	91,494

See notes to schedule of investments.

Security Description	Shares	Value
WestRock Co.	1,469	$83,336
		3,717,432
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	541	64,363
American Tower Corp.	2,482	339,241
Apartment Investment & Management Co., Class A	908	39,825
AvalonBay Communities, Inc.	799	142,558
Boston Properties, Inc.	892	109,609
CBRE Group, Inc., Class A(a)	1,739	65,873
Crown Castle International Corp.	2,349	234,853
Digital Realty Trust, Inc.	1,183	139,984
Duke Realty Investments, Inc.	2,057	59,283
Equinix, Inc.	451	201,281
Equity Residential	2,124	140,035
Essex Property Trust, Inc.	382	97,039
Extra Space Storage, Inc.	728	58,182
Federal Realty Investment Trust	418	51,920
Ggp US	3,621	75,208
HCP, Inc.	2,712	75,475
Host Hotels & Resorts, Inc.	4,280	79,137
Iron Mountain, Inc.	1,529	59,478
Kimco Realty Corp.	2,462	48,132
Mid-America Apartment Communities, Inc.	657	70,220
Prologis, Inc.	3,076	195,203
Public Storage	865	185,101
Realty Income Corp.	1,585	90,646
Regency Centers Corp.	856	53,106
SBA Communications Corp.(a)	696	100,259
Simon Property Group, Inc.	1,798	289,496
SL Green Realty Corp.	572	57,955
The Macerich Co.	630	34,631
UDR, Inc.	1,547	58,832
Ventas, Inc.	2,060	134,168
Vornado Realty Trust	997	76,649
Welltower, Inc.	2,133	149,907
Weyerhaeuser Co.	4,354	148,167
		3,725,816
Telecommunication Services (2.2%):
AT&T, Inc.	35,507	1,390,809
CenturyLink, Inc.(b)	3,178	60,064
Level 3 Communications, Inc.(a)	1,699	90,540
Verizon Communications, Inc.	23,591	1,167,519
		2,708,932
Utilities (3.2%):
AES Corp.	3,818	42,074
Alliant Energy Corp.	1,336	55,538
Ameren Corp.	1,403	81,150
American Electric Power Co., Inc.	2,844	199,763
American Water Works Co., Inc.	1,031	83,418
CenterPoint Energy, Inc.	2,493	72,821
CMS Energy Corp.	1,631	75,548
Consolidated Edison, Inc.	1,792	144,579
Dominion Resources, Inc.	3,716	285,871
DTE Energy Co.	1,037	111,332
Duke Energy Corp.	4,047	339,624

See notes to schedule of investments.

Security Description	Shares	Value
Edison International	1,884	$145,388
Entergy Corp.	1,038	79,262
Eversource Energy	1,833	110,787
Exelon Corp.	5,552	209,144
FirstEnergy Corp.	2,569	79,202
NextEra Energy, Inc.	2,707	396,710
NiSource, Inc.	1,884	48,212
NRG Energy, Inc.	1,739	44,501
PG&E Corp.	2,966	201,955
Pinnacle West Capital Corp.	646	54,626
PPL Corp.	3,951	149,940
Public Service Enterprise Group, Inc.	2,925	135,281
SCANA Corp.	826	40,053
Sempra Energy	1,452	165,716
The Southern Co.	5,780	284,029
WEC Energy Group, Inc.	1,825	114,574
Xcel Energy, Inc.	2,936	138,932
		3,890,030
Total Common Stocks (Cost $44,736,390)		124,790,648

Collateral for Securities Loaned (0.2%)
Fidelity Investments Money Market Government Portfolio, Class I,0.95%(c)	230,720	230,720
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	28,648	28,648
Total Collateral for Securities Loaned (Cost $259,368)		259,368
Total Investments (Cost $44,995,758) — 99.8%		125,050,016
Other assets in excess of liabilities — 0.2%		243,530
NET ASSETS - 100.00%		$125,293,546

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	4	12/15/17	$503,220	$10,254

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	September 30, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.3%)
Argentina (0.6%):
Financials (0.6%):
Grupo Supervielle SA, ADR	14,470	$357,264

Austria (0.5%):
Financials (0.5%):
Erste Group Bank AG	6,950	300,249

Brazil (7.0%):
Consumer Discretionary (1.2%):
Cvc Brasil Operadora E Agencia de Viagens SA	28,500	367,916
Magazine Luiza SA	15,200	354,476
		722,392
Financials (2.3%):
Banco Bradesco SA, ADR	84,943	940,319
Banco BTG Pactual SA	69,900	414,760
PPLA Partcipations Ltd. (b)	1	1
		1,355,080
Health Care (0.3%):
Qualicorp SA	18,000	213,269

Industrials (1.2%):
Azul SA, ADR (b)	12,107	332,337
EcoRodovias Infraestrutura e Logistica SA	102,700	370,689
		703,026
Materials (0.8%):
Vale SA, ADR	47,083	474,126

Telecommunication Services (0.6%):
Telefonica Brasil SA, ADR	23,119	366,205

Utilities (0.6%):
Companhia Paranaense de Energia-Copel, ADR (c)	38,645	342,395
		4,176,493
Chile (0.3%):
Energy (0.3%):
Geopark Ltd. (b)	20,016	175,340

China (28.0%):
Consumer Discretionary (0.7%):
China Yongda Automobiles Services Holdings Ltd.	316,500	428,693

Consumer Staples (0.4%):
Ausnutria Dairy Corp. Ltd.	37,000	23,249
Sun Art Retail Group Ltd.	220,500	205,413
		228,662
Energy (1.6%):
China Petroleum & Chemical Corp., Class H	768,000	578,850
China Shenhua Energy Co. Ltd.	164,000	387,768
		966,618
Financials (7.0%):
Bank of China Ltd.	2,382,000	1,183,240
China Construction Bank Corp.	1,880,638	1,571,243
Ping An Insurance Group Co. of China Ltd.	188,000	1,452,245
		4,206,728
Industrials (2.3%):
China Communications Construction Co. Ltd.	344,000	431,469

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Lonking Holdings Ltd.	1,118,000	$474,402
Weichai Power Co. Ltd.	415,000	457,724
		1,363,595
Information Technology (14.2%):
Alibaba Group Holding Ltd., ADR (b)	17,167	2,964,913
Baidu, Inc., ADR (b)	2,462	609,813
Silergy Corp.	14,000	321,510
Tencent Holdings Ltd.	74,130	3,241,139
Weibo Corp., ADR (b)	5,099	504,495
Yirendai Ltd., ADR (c)	7,133	299,158
YY, Inc., ADR (b)	6,594	572,227
		8,513,255
Materials (0.9%):
Anhui Conch Cement Co. Ltd.	130,500	523,812

Telecommunication Services (0.9%):
China Telecom Corp. Ltd.	1,004,000	516,566
		16,747,929
Cyprus (0.6%):
Industrials (0.6%):
Global Trans, Registered Shares, GDR	40,817	382,273

Greece (0.5%):
Energy (0.5%):
Motor Oil (Hellas) Corinth Refineries SA	13,773	329,636

Hong Kong (4.6%):
Consumer Discretionary (2.9%):
China Maple Leaf Educational Systems Ltd. (c)	434,000	486,479
Haier Electronics Group Co. Ltd.	215,000	526,253
Man Wah Holdings Ltd.	447,600	401,665
Melco International Development Ltd.	124,000	359,228
		1,773,625
Health Care (0.9%):
CSPC Pharmaceutical Group Ltd.	310,000	521,006

Real Estate (0.8%):
Shimao Property Holdings Ltd.	214,000	466,711
		2,761,342
Hungary (1.4%):
Energy (0.7%):
MOL Hungarian Oil & Gas PLC	36,024	409,917

Financials (0.7%):
OTP Bank Public Co. Ltd.	11,963	449,367
		859,284
India (6.9%):
Consumer Discretionary (1.0%):
Apollo Tyres Ltd.	64,267	242,328
Exide Industries Ltd.	110,947	350,474
		592,802
Energy (0.6%):
Indian Oil Corp. Ltd.	61,901	380,014

Financials (2.8%):
Bank of Baroda	128,782	271,920
Dewan Housing Finance Corp. Ltd.	62,149	524,025

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Yes Bank Ltd.	158,680	$851,892
		1,647,837
Industrials (0.9%):
Larsen & Toubro Ltd.	31,164	545,761

Information Technology (0.7%):
HCL Technologies Ltd.	32,555	436,325

Utilities (0.9%):
Power Grid Corp. of India Ltd.	160,736	519,694
		4,122,433
Indonesia (2.2%):
Energy (0.8%):
PT United Tractors TBK	202,600	481,962

Industrials (0.4%):
PT Jasa Marga Persero TBK	576,000	239,531

Telecommunication Services (1.0%):
PT Telekomunikasi Indonesia Persero TBK	1,633,800	568,455
		1,289,948
Korea, Republic Of (14.9%):
Consumer Discretionary (1.6%):
Lotte Himart Co. Ltd.	6,337	364,031
Mando Corp.	2,645	589,468
		953,499
Energy (0.7%):
SK Innovation Co. Ltd.	2,489	433,913

Financials (2.9%):
KB Financial Group, Inc.	17,369	854,726
KIWOOM Securities Co. Ltd.	3,682	233,442
Shinhan Financial Group Co. Ltd.	14,527	642,209
		1,730,377
Industrials (1.2%):
Hyundai Construction Equipment Co. Ltd. (b)(c)	1,236	404,041
Hyundai Engineering & Construction Co. Ltd.	8,868	298,049
		702,090
Information Technology (6.5%):
LG Innotek Co. Ltd.	3,217	434,616
NCSoft Corp.	168	68,316
Samsung Electronics Co. Ltd.	1,513	3,405,332
		3,908,264
Materials (2.0%):
LG Chem Ltd.	2,241	770,068
POSCO, ADR	5,607	389,126
		1,159,194
		8,887,337
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA, ADR	11,435	353,685

Malaysia (1.4%):
Consumer Discretionary (0.6%):
Genting Malaysia BHD	293,900	374,723

Financials (0.7%):
CIMB Group Holdings BHD	283,400	423,519

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.1%):
Pos Malaysia BHD	23,900	$29,745
		827,987
Mexico (2.6%):
Consumer Staples (0.6%):
Coca-Cola Femsa, ADR (c)	4,557	351,482

Financials (1.2%):
Banco del Bajio SA (b)(d)	119,220	228,807
Grupo Financiero Banorte SAB de CV	72,152	496,866
		725,673
Materials (0.8%):
Grupo Mexico SAB de CV, Series B	147,591	452,124
		1,529,279
Netherlands (0.5%):
Telecommunication Services (0.5%):
Veon Ltd., ADR	65,339	273,117

Philippines (0.8%):
Consumer Discretionary (0.8%):
Bloomberry Resorts Corp. (b)	2,223,600	468,622

Russian Federation (4.2%):
Consumer Staples (0.9%):
X5 Retail Group NV, Registered Shares, GDR (b)	11,253	505,259

Energy (0.9%):
LUKOIL PJSC, ADR	10,522	557,982

Financials (1.5%):
Sberbank of Russia PJSC, ADR	63,459	905,560

Materials (0.4%):
Severstal PJSC, GDR	16,333	246,736

Utilities (0.5%):
Inter RAO UES PJSC	4,522,000	291,869
		2,507,406
South Africa (4.4%):
Consumer Discretionary (2.9%):
Naspers Ltd.	8,140	1,760,627

Financials (0.6%):
Barclays Africa Group Ltd.	33,674	345,821

Industrials (0.5%):
KAP Industrial Holdings Ltd.	454,086	284,090

Materials (0.4%):
Sappi Ltd.	39,012	265,849
		2,656,387
Taiwan (10.6%):
Consumer Discretionary (0.9%):
Fulgent Sun International Holding Co. Ltd.	78,000	190,523
Gourmet Master Co. Ltd.	31,055	330,996
		521,519
Consumer Staples (0.6%):
TCI Co. Ltd.	54,265	342,543

Financials (1.0%):
Cathay Financial Holding Co. Ltd.	391,000	623,181

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (7.4%):
All Ring Tech Co. Ltd.	169,000	$345,912
ASPEED Technology, Inc.	21,000	486,898
Flexium Interconnect, Inc.	9,476	36,401
Hon Hai Precision Industry Co. Ltd.	321,000	1,114,951
Largan Precision Co. Ltd.	3,000	529,315
Taiwan Semiconductor Manufacturing Co. Ltd.	232,259	1,663,765
Tripod Technology Corp.	71,000	246,353
		4,423,595
Materials (0.7%):
Formosa Plastics Corp.	148,000	448,868
		6,359,706
Thailand (2.4%):
Energy (1.0%):
PTT PCL	47,400	580,594

Financials (1.4%):
Krung Thai Bank PCL	746,800	421,653
TMB Bank Public Corp.	5,516,600	417,429
		839,082
		1,419,676
Turkey (2.2%):
Consumer Discretionary (0.8%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	80,250	450,389

Financials (0.5%):
Turkiye Garanti Bankasi AS	120,771	328,292

Industrials (0.5%):
Pegasus Hava Tasimaciligi AS (b)	43,259	302,444

Materials (0.4%):
Petkim Petrokimya Holding AS	132,171	221,885
		1,303,010
United Arab Emirates (0.4%):
Real Estate (0.4%):
Emaar Properties PJSC	115,266	267,022

Uruguay (0.7%):
Consumer Discretionary (0.7%):
Arcos Dorados Holdings, Inc. (b)	42,109	423,196
Total Common Stocks (Cost $44,781,992)		58,778,621

Preferred Stocks (0.6%)
Brazil (0.6%):
Industrials (0.6%):
Randon SA Implementos e Participacoes	170,100	371,709
Total Preferred Stocks (Cost $261,069)		371,709

Rights (0.1%)
Korea, Republic Of (0.1%):
Industrials (0.1%):

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Hyundai Construction Expires 11/08/17 @ KRW 274,500 (b)	386	$33,035
Total Rights (Cost $–)		33,035

Collateral for Securities Loaned (1.6%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(e)	865,040	865,040
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(e)	107,410	107,410
Total Collateral for Securities Loaned (Cost $972,450)		972,450
Total Investments (Cost $46,015,511) — 100.6%		60,155,815
Liabilities in excess of other assets — 0.6%		(388,189)
NET ASSETS - 100.00%		$59,767,626

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Chile and Hong Kong were fair valued at September 30, 2017. See Note 1 for further information.

(b)                   Non-income producing security.

(c)                    All or a portion of this security is on loan.

(d)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $228,807 and amounted to 0.4% of net assets.

(e)                    Rate periodically changes. Rate disclosed is the daily yield  on September 30, 2017.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

PCL—Public Company Limited

PLC—Public Liability Company

See notes to schedule of investments.

Notes to Schedules of Investments
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of nine funds. The accompanying Schedules of Portfolio Investments are those of the following eight funds (collectively, the “Funds” and individually, a “Fund”).

Investment Share
Funds	Class Offered	Investment Objectives
Victory High Yield VIP Series (“High Yield VIP Series”)	Class I	Seeks to provide current income with capital appreciation as a secondary objective

Victory INCORE Investment Quality Bond VIP Series (“INCORE Investment Quality	Class I	Seeks to provide a high level of current income and capital

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

Bond VIP Series”)		appreciation without undue risk to principal

Victory INCORE Low Duration Bond VIP Series (“INCORE Low Duration Bond VIP Series”)	Class I	Seeks to provide a high level of current income consistent with preservation of capital

Victory RS International VIP Series (“RS International VIP Series”)	Class I	Seeks to provide long-term capital appreciation

Victory RS Large Cap Alpha VIP Series (“RS Large Cap Alpha VIP Series”)	Class I	Seeks to provide long-term capital appreciation

Victory RS Small Cap Growth Equity VIP Series (“RS Small Cap Growth Equity VIP Series”)	Class I	Seeks to provide long-term capital growth

Victory S&P 500 Index VIP Series (“S&P 500 Index VIP Series”)	Class I	Seeks to track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies

Victory Sophus Emerging Markets VIP Series (“Sophus Emerging Markets VIP Series”)	Class I	Seeks to provide long-term capital appreciation

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The RS International VIP Series and the Sophus Emerging Markets VIP Series use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended September 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedules of Portfolio Investments:

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
High Yield VIP Series
Common Stocks	$933,310		$—	$—	$—	$933,310	$—
Senior Secured Loans	—		—	6,656,733	—	6,656,733	—
Corporate Bonds	—		—	28,707,384	—	28,707,384	—
Collateral for Securities Loaned	390,870		—	—	—	390,870	—
Total	1,324,180		—	35,364,117	—	36,688,297	—

INCORE Investment Quality Bond VIP Series
Asset Backed Securities	—		—	48,733,585	—	48,733,585	—
Collateralized Mortgage Obligations	—		—	22,987,253	—	22,987,253	—
Residential Mortgage Backed Securities	—		—	12,797,310	—	12,797,310	—
Corporate Bonds	—		—	335,333,188	—	335,333,188	—
Government National Mortgage Association	—		—	45,524	—	45,524	—
U.S. Government Mortgage Backed Agencies	—		—	191,329,354	—	191,329,354	—
U.S. Treasury Obligations	—		—	101,460,647	—	101,460,647	—
Futures Contracts	—		(523,678)	—	—	—	(523,678)
Credit Default Swaps	—		—	—	68,903	—	68,903
Total	—		(523,678)	712,686,861	68,903	712,686,861	(454,775)

INCORE Low Duration Bond VIP Series
Asset Backed Securities	—		—	38,243,442	—	38,243,442	—
Collateralized Mortgage Obligations	—		—	19,465,803	—	19,465,803	—
Residential Mortgage Backed Securities	—		—	19,661,248	—	19,661,248	—
Senior Secured Loans	—		—	8,081,843	—	8,081,843	—
Corporate Bonds	—		—	156,168,323	—	156,168,323	—
U.S. Government Mortgage Backed Agencies	—		—	8,401,423	—	8,401,423	—
U.S. Treasury Obligations	—		—	22,607,283	—	22,607,283	—
Futures Contracts	—		(102,663)	—	—	—	(102,663)
Credit Default Swaps	—		—	—	43,152	—	43,152
Total	—		(102,663)	272,629,365	43,152	272,629,365	(59,511)

RS International VIP Series
Common Stocks	—		—	176,973,509	—	176,973,509	—
Preferred Stocks	—		—	2,127,754	—	2,127,754	—
Collateral for Securities Loaned	557,575		—	—	—	557,575	—
Total	557,575		—	179,101,263	—	179,658,838	—

RS Large Cap Alpha VIP Series
Common Stocks	1,012,508,308		—	—	—	1,012,508,308	—
Collateral for Securities Loaned	4,996,900		—	—	—	4,996,900	—
Total	1,017,505,208		—	—	—	1,017,505,208	—

RS Small Cap Growth Equity VIP Series
Common Stocks	106,943,076		—	—	—	106,943,076	—
Collateral for Securities Loaned	1,546,441		—	—	—	1,546,441	—
Total	108,489,517		—	—	—	108,489,517	—

S&P 500 Index VIP Series
Common Stocks	124,790,648		—	—	—	124,790,648	—
Collateral for Securities Loaned	259,368		—	—	—	259,368	—
Futures Contracts	—		10,254	—	—	—	10,254
Total	125,050,016		10,254	—	—	125,050,016	10,254

Sophus Emerging Markets VIP Series
Common Stocks	14,091,647	(a)	—	44,686,974	—	58,778,621	—
Preferred Stocks	371,709		—	—	—	371,709	—
Rights	—		—	33,035	—	33,035	—
Total	$14,463,356		$—	$44,720,009	$—	$59,183,365	$—

^ Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) All securities categorized as Brazil, Mexico and all ADRs.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

Transfers that occurred between Level 1 and Level 2 on recognition dates of December 31, 2016 and September 30, 2017 due to application of systematic fair value procedures affecting certain portfolio holdings are as follows:

Transfers from Level 1 to Level 2
SOPHUS EMERGING MARKETS VIP SERIES
Common Stocks	$370,689
Preferred Stocks	371,709

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of September 30, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Loans:

Floating rate loans in which a Fund invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding Below Investment Grade Securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Payment-In-Kind Securities:

Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Options Transactions:

The INCORE Investment Quality Bond VIP Series may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded.

The Fund had no transactions in written put and purchased call options during the quarter ended September 30, 2017.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Credit Derivatives:

The INCORE Investment Quality Bond VIP Series and the INCORE Low Duration Bond VIP Series may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds’ Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of September 30, 2017, the following Funds entered into centrally cleared CDS agreements primarily for the strategies listed below:

Fund	Strategy
INCORE Investment Quality Bond VIP Series	Asset allocation and risk exposure management
INCORE Low Duration Bond VIP Series	Asset allocation and risk exposure management

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non- cash Collateral Received	Net Amount
High Yield VIP Series	$379,376	$379,376	$—	$11,494
RS International VIP Series	508,842	508,842	—	48,733
RS Large Cap Alpha VIP Series	4,867,074	4,867,074	—	129,826
RS Small Cap Growth Equity VIP Series	1,525,479	1,525,479	—	20,962
S&P 500 Index VIP Series	250,645	250,645	—	8,723
Sophus Emerging Markets VIP Series	1,335,833	972,450	363,383	—

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The RS International VIP Series and Sophus Emerging Markets VIP Series invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	September 30, 2017
(Unaudited)

3. Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN, also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the Regulation S-X amendments was August 1, 2017 and compliance should be based on the reporting period-end date. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption is expected to have no effect on the Funds’ net assets or results of operations.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Variable Insurance Funds

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 28, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 28, 2017